        USAA Life Insurance Company
        Variable Annuity
        ========================================================================
        ------------------------------------------------------------------------
        Annual Report

        December 31, 1995

                                                     [LOGO OF USSA APPEARS HERE]
                                                              USSA /(R)/
                      this page left blank intentionally

TABLE OF CONTENTS
======================================================================
----------------------------------------------------------------------

       PRESIDENT'S MESSAGE................................................. A-3

       USAA LIFE VARIABLE ANNUITY
         SEPARATE ACCOUNT.............................................A-7--A-12

       Statements of Assets and Liabilities.................................A-8
       Statements of Operations.............................................A-9
       Statements of Changes in Net Assets..................................A-9
       Notes to Financial Statements.......................................A-10
       Independent Auditors' Report........................................A-12

       USAA LIFE INVESTMENT TRUST....................................B-13--B-56
       Shareholder Voting Results..........................................B-14
       USAA Life VA Money Market Fund
         An Overview.......................................................B-15
       USAA Life VA Income Fund
         An Overview.......................................................B-17
       USAA Life VA Growth and Income Fund
         An Overview.......................................................B-19
       USAA Life VA World Growth Fund
         An Overview.......................................................B-21
       USAA Life VA Diversified Assets Fund
         An Overview.......................................................B-24
       Independent Auditors' Report........................................B-27
       USAA Life VA Money Market Fund Portfolio of Investments in
         Securities........................................................B-28
       USAA Life VA Income Fund Portfolio of Investments in Securities.....B-31
       USAA Life VA Growth and Income Fund Portfolio of Investments in
         Securities........................................................B-33
       USAA Life VA World Growth Fund Portfolio of Investments in
         Securities........................................................B-36
       USAA Life VA Diversified Assets Fund Portfolio of Investments in
         Securities........................................................B-44
       Notes to Portfolios of Investments in Securities....................B-47
       Statements of Assets and Liabilities................................B-48
       Statements of Operations............................................B-49
       Statements of Changes in Net Assets.................................B-50
       Notes to Financial Statements.......................................B-51

       SCUDDER VARIABLE LIFE INVESTMENT FUND(VLIF)
         CAPITAL GROWTH PORTFOLIO....................................C-57--C-75
       Letter from the Fund's President....................................C-59
       Capital Growth Portfolio Management Discussion......................C-60
       Capital Growth Portfolio Summary....................................C-61
       Investment Portfolio, Financial Statements and Financial Highlights
         Capital Growth Portfolio..........................................C-62
       Notes to Financial Statements.......................................C-70
       Report of Independent Accounts......................................C-73
       Tax Information.....................................................C-74

       THE ALGER AMERICAN FUND
         ALGER AMERICAN GROWTH PORTFOLIO.............................D-77--D-92
       Letter to Shareholders..............................................D-79
       Schedule of Investments.............................................D-82
       Financial Highlights................................................D-84
       Statement of Assets and Liabilities.................................D-85
       Statement of Operations.............................................D-86
       Statement of Cash Flows.............................................D-87
       Statement of Changes in Net Assets..................................D-88
       Notes to Financial Statements.......................................D-90

This report is for the information of USAA Life Variable Annuity contract owners and others who have received a copy of the currently effective Variable Annuity prospectus. It may be used as sales literature only when preceded or accompanied by a current prospectus which includes complete information. The USAA Life Variable Annuity is distributed by USAA Investment Management Company, a registered broker dealer.

                      this page left blank intentionally

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[PHOTO APPEARS HERE]   from the desk of Ed Rosane
                       ---------------------------------------------------------

                       THE YEAR IN REVIEW

                       How the Market Fared


                       1995 was a year of low inflation, relatively slow growth, good productivity and good profits. For the stock market that meant exceptional performance.

                       Domestic equity funds outperformed international equity funds and interest rates on long-term, 30-year Treasury bonds provided a solid foundation for the stock market's rally by falling 150 basis points to their lowest levels since January 1994.

                       Even the speculation as to when the market would turn couldn't affect the surge as industry indexes continued to set new records throughout the year. One of the most watched indicators, the Dow Jones Industrial Average, gained 1,282.68 points in 1995 closing the year at 5117.12 - a 33.45 percent increase over the previous year.

                                                       -------------------------
                                                       1995    ANNUAL REPORT   3

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

HOW THE MARKET AFFECTED USAA LIFE'S VARIABLE ANNUITY

Independent financial rating agency Morningstar summed up USAA Life's Variable Annuity well in an August analysis when they said our product was "basically conservative" while at the same time "pushing the envelope by providing some high-growth choices from which other contracts shy away."

The following table provides the accumulation unit value (AUV) total returns for each variable annuity fund account as of December 31, 1995. As you review our performance information, it is important to keep in mind that performance does not give you a sense of a fund account's volatility which you need to assess regardless of that fund account's investment objective. And it is equally important to know the relationship between risk and reward in the investment options you choose so you can better determine if they are in line with your long-term goals.

--------------------------------------------------------------------------------
                               AUV Total Returns
--------------------------------------------------------------------------------
                    For the Period 2/6/95 through 12/31/95
USAA Life VA Money
Market Fund Account                                                        4.07%
--------------------------------------------------------------------------------
USAA Life VA
Income Fund Account                                                       18.49%
--------------------------------------------------------------------------------
USAA Life VA Growth and
Income Fund Account                                                       25.80%
--------------------------------------------------------------------------------
USAA Life VA World
Growth Fund Account/1/                                                    19.47%
--------------------------------------------------------------------------------
USAA Life VA Diversified
Assets Fund Account                                                       22.44%
--------------------------------------------------------------------------------
Scudder VLIF
Capital Growth Portfolio                                                  25.43%
--------------------------------------------------------------------------------
Alger American
Fund Growth Portfolio                                                     30.96%
--------------------------------------------------------------------------------

1 Foreign investing is subject to additional risks which are discussed in the Variable Annuity prospectus.

The performance data quoted represent past performance. Past performance is not a guarantee of future returns. An investment in the USAA Life VA Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share. The principal value contributed to the other six variable annuity fund accounts will fluctuate. When variable annuity units are redeemed, they may be worth more or less than their original cost.

STRATEGIES FOR PLANNING AHEAD

Speculation about when the market would turn had both analysts and investors guessing the entire year. Some individuals held money in cash positions waiting for the inevitable downturn which never transpired. How do you plan for and react to such speculation? The solution varies for each individual based on personal goals and risk tolerance. But for some, the answer is simple --diversification and dollar cost averaging--two strategies which are discussed in more detail.

Regardless of how the market performs or what sort of immediate return you realize on your money, it is important to keep in mind that your Variable Annuity is a long-term retirement plan rather than just another investment vehicle.

Diversification

Many financial planners say that a diversified portfolio is the basis for a sound and balanced strategy. If you correctly diversify your portfolio, you have the ability to minimize risk while at the same time optimize your potential to increase your returns. A diversified strategy enables you to allocate money within risk categories, across levels of risk and even through domestic and international investments. How does this work?

To begin with, the seven variable annuity fund accounts by their very nature are diversified. Each fund account invests in an underlying fund whose portfolio includes a variety of securities. Depending on the fund's investment objective, the assets may be invested in securities such as stocks and/or bonds which can be either domestic, international or a combination. Therefore, a participant is not at as great a risk when individual securities or market sectors fluctuate.

Upon closer inspection of each underlying fund's portfolio of holdings
(which can be found later in this Report), you can determine how assets are invested. This review enables you to determine whether a fund is investing in such a way that makes you comfortable (for example, you may choose to avoid a fund because it has invested a high concentration of assets in a particular market sector).

You can further diversify your money within our Variable Annuity by allocating dollars to fund accounts with completely different investment objectives or strategies. Then, if the performance of one fund account begins to decline because that fund account has invested in one or two market sectors which falter, your risk may be minimized.

With USAA Life's Variable Annuity, contractowners can select from five growth fund accounts with varying degrees of risk and return, an income fund account, and two fund accounts which provide stability.

-------------------------
4    ANNUAL REPORT   1995

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY INVESTMENT PYRAMID
--------------------------------------------------------------------------------


                              [ARTWORK GOES HERE]

                                    GROWTH
                        Alger American Growth Portfolio
                     Scudder VLIF Capital Growth Portfolio
                    USAA Life VA World Growth Fund Account
                  USA Life VA Growth and Income Fund Account
                 USAA Life VA Diversified Assets Fund Account

                                    INCOME
                       USAA Life VA Income Fund Account

                                   STABILITY
                    USAA Life VA Money Market Fund Account
                              Fixed Fund Account

DOLLAR COST AVERAGING

It's tempting to try to "time" the market--that is, to buy when you think a fund account or the overall market is at a low point and sell when you think it's high. But that's not easy for most of us to do. Often we guess wrong. Instead of playing a guessing game, many have decided it makes more sense to contribute regularly through a pre-established strategy called Dollar Cost Averaging.

For some, Dollar Cost Averaging is an excellent way to both build a long-term financial plan and buy units at the "right" price. If you're contributing a fixed amount every month, then you'll be buying more units when prices are low and fewer units when prices are high. Through the years, this strategy could produce a better return than any attempt to selectively time the market with occasional purchases.

USAA Life's Dollar Cost Averaging program enables you to systematically allocate a fixed dollar amount or a specified percentage from any of your seven variable annuity fund accounts to one or more of the other variable annuity fund accounts.

For example, assume that you purchase $500 of variable annuity units each month for six months. Taking market price fluctuations into consideration, you are able to acquire a total of 120 units over a 6-month period as illustrated in the hypothetical example in the next cloumn.

The average market price of a unit was $28.33. Using the Dollar Cost Averaging program, you would have paid an average of $25 for each unit--a difference of $3.33 each or a total of $399.60 for the 120 units.


--------------------------------------------------------------------------------
                       Market                        Dollar Cost
                       Price                          Averaging
    Period            Per Unit               Cost                # of Units

        1               $ 40               $  500                   12.5
        2                 40                  500                   12.5
        3                 30                  500                   16.7
        4                 25                  500                   20.0
        5                 20                  500                   25.0
        6                 15                  500                   33.3
     Total              $170               $3,000                    120
--------------------------------------------------------------------------------

Average Market Price per Unit:  $28.33
                                ($170 divided by 6)
Average Cost per Unit:  $25
                        ($3,000 divided by 120)

Even though it has proven to be an effective tactic over time, keep in mind that there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss. Systematic investing involves continuous investment in securities regardless of the fluctuating price levels of these securities, and you should consider your ability to continue through periods of both low and high price levels.

LOOKING FORWARD

Some experts are already predicting that the stock market could go higher in '96 with different sectors falling in and out of favor. Others are saying that because of the all time highs we have experienced over the last few months, a market correction seems inevitable. In any event, it will be an interesting and exciting environment for the industry.

1996 also promises to be an exciting year for us here at USAA Life. Our Variable Annuity team has been evaluating the benefits of adding to our current line-up of investment options. The objectives, performance history and fund expenses of several funds are being reviewed in an effort to determine which, if any, would add the most value to our contract--both now and in the future. We feel that having the foresight to offer options that build upon the long-term nature of variable annuities is of paramount importance.

We remain committed to servicing our contractowners by providing quick and accurate responses to your questions. As always we encourage you to call our salaried Account Representatives at:

                                1-800-531-2923
                          (456-9035 in San Antonio)
to discuss this Report or your own personal financial situation.

Sincerely,

/s/ Edwin L. Rosane
Edwin L. Rosane, CLU, FLMI
President
USAA Life Insurance Company

                                                       -------------------------
                                                       1995    ANNUAL REPORT   5
                      this page left blank intentionally

                                                              USAA LIFE
                                                       VARIABLE ANNUITY
                                                       SEPARATE ACCOUNT
=======================================================================
-----------------------------------------------------------------------
                                                          ANNUAL REPORT
                                                      December 31, 1995

                                                 [LOGO OF USAA APPEARS HERE]
                                                          USAA /(R)/

                Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Statements of Assets and Liabilities
--------------------------------------------------------------------------------
Variable Annuity Fund Accounts (In Thousands)             December 31, 1995
--------------------------------------------------------------------------------

                                     USAA Life                   USAA Life     USAA Life       USAA Life    Scudder VLIF    Alger
                                      VA Money     USAA Life     VA Growth     VA World     VA Diversified    Capital     American
                                       Market      VA Income     and Income      Growth        Assets         Growth       Growth
                                    Fund Account  Fund Account  Fund Account  Fund Account  Fund Account    Portfolio    Portfolio
                                    ------------  ------------  ------------  ------------  ------------    ---------    ---------
Assets
 Investments at value:
  USAA Life Investment Trust -
   USAA Life VA Money Market
   Fund Account - 5,702 shares
   at net asset value
   of $1.00 per share
   (identified cost $ 5,702 )             $5,702

USAA Life Investment Trust -
 USAA Life VA Income Fund Account -
 93 shares at net asset
 value of $11.32 per share
 (identified cost $1,086)                               $1,051

USAA Life Investment Trust -
 USAA Life VA Growth and Income
 Fund Account - 204 shares
 at net asset value of $12.60 per share
 (identified cost $2,561)                                             $2,574

USAA Life Investment Trust -
 USAA Life VA World Growth Fund Account -
 173 shares at net asset
 value of $11.10 per share
 (identified cost $1,964)                                                           $1,924

USAA Life Investment Trust -
 USAA Life VA Diversified Assets Fund Account -
 88 shares at net asset
 value of $11.96 per share
 (identified cost $1,046)                                                                         $1,047

Scudder Variable Life Investment Fund (VLIF) -
 Capital Growth Portfolio -
 77 shares at net asset
 value of $15.08 per share
 (identified cost $1,133)                                                                                      $1,165

Alger American Fund -
 American Growth Portfolio -
 265 shares at net asset
 value of $31.16 per share
 (identified cost $8,159)                                                                                                     $8,245
                                    ------------  ------------  ------------  ------------  ------------    ----------   -----------
Net Assets applicable to
accumulation units outstanding      $      5,702  $      1,051  $      2,574  $      1,924  $      1,047    $    1,165    $    8,245
                                    ============  ============  ============  ============  ============    ==========    ==========

Accumulation units outstanding             5,478            89           205           161            86            93          630
                                    ============  ============  ============  ============  ============    ==========    ==========

Accumulation unit value and
 redemption price per unit          $   1.040729  $  11.848795  $  12.579981  $  11.947438  $  12.243941    $12.543192    $13.095503
                                    ============  ============  ============  ============  ============    ==========    ==========

See accompanying "Notes To Financial Statements" on page A-10.

----------------------------
A-8     ANNUAL REPORT   1995

                Separate Account of USAA Life Insurance Company
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Statements of Operations
--------------------------------------------------------------------------------
Variable Annuity Fund Accounts (In Thousands)   Period Ending December 31, 1995*
--------------------------------------------------------------------------------


                                      USAA Life                  USAA Life     USAA Life       USAA Life    Scudder VLIF    Alger
                                      VA Money     USAA Life     VA Growth     VA World     VA Diversified    Capital     American
                                       Market      VA Income    and Income      Growth          Assets        Growth       Growth
                                    Fund Account  Fund Account  Fund Account  Fund Account   Fund Account    Portfolio    Portfolio
                                    ------------  ------------  ------------  ------------   ------------    ---------    ---------
INVESTMENT INCOME
      Income dividends and capital
      gains distributions           $        128  $         91  $        111  $        138   $         56    $       2    $       7
EXPENSES
      Mortality and expense risk              26             4             8             8              4            4           24
                                    ------------  ------------  ------------  ------------   ------------    ---------    ---------
NET INVESTMENT
INCOME (LOSS)                                102            87           103           130             52           (2)         (17)
                                    ------------  ------------  ------------  ------------   ------------    ---------    ---------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
      Net realized gain on
      investment transactions                  -            16            57            20             28           20          107
      Change in net unrealized
      appreciation (depreciation)
      on investments                           -           (35)           13           (40)             1           32           86
                                    ------------  ------------  ------------  ------------   ------------    ---------    ---------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS                     -           (19)           70           (20)            29           52          193
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           $        102  $         68  $        173  $        110   $         81    $      50    $     176
                                    ============  ============  ============  ============   ============    =========    =========


--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
Variable Annuity Fund Accounts (In Thousands)   Period Ending December 31, 1995*
--------------------------------------------------------------------------------


                                      USAA Life                  USAA Life     USAA Life       USAA Life    Scudder VLIF    Alger
                                      VA Money     USAA Life     VA Growth     VA World     VA Diversified    Capital     American
                                       Market      VA Income    and Income      Growth          Assets        Growth       Growth
                                    Fund Account  Fund Account  Fund Account  Fund Account   Fund Account    Portfolio    Portfolio
                                    ------------  ------------  ------------  ------------   ------------    ---------    ---------
FROM OPERATIONS:
  Net investment income (loss)      $       102   $        87   $        103  $        130   $         52    $      (2)   $     (17)

  Net realized gain on
  investment transactions                     -            16             57            20             28           20          107

  Change in net unrealized
  appreciation (depreciation)                 -           (35)            13           (40)             1           32           86
                                   ------------  ------------   ------------  ------------   ------------    ---------    ---------
  Increase in net assets
  resulting from operations        $        102  $         68   $        173  $        110   $         81    $      50    $     176
                                   ------------  ------------   ------------  ------------   ------------    ---------    ---------
NET ACCUMULATION
UNIT TRANSACTIONS                         5,600           983          2,401         1,814            966        1,115        8,069
                                   ------------  ------------   ------------  ------------   ------------    ---------    ---------
TOTAL CHANGE IN NET ASSETS                5,702         1,051          2,574         1,924          1,047        1,165        8,245
                                   ------------  ------------   ------------  ------------   ------------    ---------    ---------
NET ASSETS AT BEGINNING OF PERIOD             -             -              -             -              -            -             -
                                   ------------  ------------   ------------  ------------   ------------    ---------    ---------
NET ASSETS AT END OF PERIOD        $      5,702  $      1,051   $      2,574  $      1,924   $      1,047    $   1,165    $   8,245
                                   ============  ============   ============  ============   ============    =========    =========

*Separate Account commenced operation on February 6, 1995.

See accompanying "Notes To Financial Statements" on page A-10.

                                                     --------------------------
                                                     A-9   ANNUAL REPORT   1995

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Notes to Financial Statements
--------------------------------------------------------------------------------
                                                               December 31, 1995
--------------------------------------------------------------------------------

1) ORGANIZATION

The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA). The Separate Account commenced operation February 6, 1995.

The Separate Account is divided into seven variable annuity fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found later in this Report.

The fund accounts that are available within the Separate Account include:
the USAA Life Variable Annuity Money Market Fund Account (USAA Life VA Money Market Fund Account), USAA Life Variable Annuity Income Fund Account (USAA Life VA Income Fund Account), USAA Life Variable Annuity Growth and Income Fund Account (USAA Life VA Growth and Income Fund Account), USAA Life Variable Annuity World Growth Fund Account (USAA Life VA World Growth Fund Account), and USAA Life Variable Annuity Diversified Assets Fund Account (USAA Life VA Diversified Assets Fund Account); the Capital Growth Portfolio of the Scudder Variable Life Investment Fund (Scudder Capital Growth Portfolio); and the American Growth Portfolio of The Alger American Fund (Alger American Growth Portfolio).

The assets of the Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.

2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

DISTRIBUTIONS

The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of accumulation unit owners.

FEDERAL INCOME TAX

Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Separate Account.

UNIT VALUE

For financial reporting purposes, amounts have been rounded to the nearest thousand dollars, except for per unit amounts, which may result in minor rounding differences. Per unit amounts are calculated based on precise amounts.

3) EXPENSES

A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis which is equal, on an annual basis, to 1.05% of the daily net asset value of each variable annuity fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an Annuitant or Contract-owner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charge. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable annuity fund account. USAA Life assesses each variable annuity fund account a daily charge at an annualized rate of 0.10% of the average daily net assets of each variable annuity fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.

----------------------------
A-10    ANNUAL REPORT   1995

                  SEPARATE ACCOUNT OF USAA LIFE INSURANCE CO.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
          (continued)                               December 31, 1995*
--------------------------------------------------------------------------------

4) ACCUMULATION UNITS DATA  (In Thousands)

                                                  VARIABLE ANNUITY FUND ACCOUNTS

                                     USAA Life                   USAA Life     USAA Life     USAA Life       Scudder VLIF    Alger
                                      VA Money     USAA Life     VA Growth     VA World      VA Diversified   Capital      American
                                       Market      VA Income     and Income      Growth        Assets         Growth       Growth
                                    Fund Account  Fund Account  Fund Account  Fund Account  Fund Account     Portfolio    Portfolio
                                    ------------  ------------  ------------  ------------  ------------  ------------   ---------

UNITS
  Sales                                   20,265            98           228           173           100           115         675
  Redemptions                            (14,787)           (9)          (23)          (12)          (14)          (22)        (45)
                                      ----------     ---------     ---------     ---------     ---------     ---------  ----------
    Net change                             5,478            89           205           161            86            93         630
                                      ==========     =========     =========     =========     =========     =========  ==========

AMOUNTS
  Sales                               $   20,651     $   1,077     $   2,675     $   1,952     $   1,130     $   1,360  $    8,641
  Redemptions                            (15,051)          (94)         (274)         (138)         (164)         (245)       (572)
                                      ----------     ---------     ---------     ---------     ---------     ---------  ----------
    Net change                        $    5,600     $     983     $   2,401     $   1,814     $     966     $   1,115  $    8,069
                                      ==========     =========     =========     =========     =========     =========  ==========

5) ACCUMULATION UNIT VALUE DATA*

                                     USAA Life                   USAA Life     USAA Life     USAA Life      Scudder VLIF    Alger
                                      VA Money     USAA Life     VA Growth     VA World      VA Diversified  Capital      American
                                       Market      VA Income     and Income      Growth        Assets        Growth       Growth
                                    Fund Account  Fund Account  Fund Account  Fund Account  Fund Account    Portfolio    Portfolio
                                    ------------  ------------  ------------  ------------  ------------  ------------   ---------
February 6, 1995                    $   1.000000  $  10.000000  $  10.000000  $  10.000000  $  10.000000  $  10.000000   $10.000000
March 31, 1995                          1.006692     10.156945     10.320270     10.245504     10.315780     10.186257    10.347650
June 30, 1995                           1.018288     10.791552     11.183526     11.211692     11.017540     11.422330    12.088714
September 30, 1995                      1.029471     11.173075     11.993908     11.801272     11.637422     12.394905    13.794896
December 31,1995                        1.040729     11.848795     12.579981     11.947438     12.243941     12.543192    13.095503

6) RECONCILIATION TO SHARES OF THE USAA LIFE INVESTMENT TRUST (In Thousands)

                                     USAA Life                   USAA Life     USAA Life     USAA Life
                                      VA Money     USAA Life     VA Growth     VA World    VA Diversified
                                       Market      VA Income     and Income      Growth        Assets
                                    Fund Account  Fund Account  Fund Account  Fund Account  Fund Account
                                    ------------  ------------  ------------  ------------  ------------
SHARES ATTRIBUTABLE TO:
  USAA VA Contractowners                   5,702            93           204           173            88
  USAA Life Insurance Company              2,100         2,189         2,078         2,053         2,112
                                    ------------  ------------  ------------  ------------  ------------
  TOTAL SHARES IN FUNDS                    7,802         2,282         2,282         2,226         2,200
                                    ============  ============  ============  ============  ============

*Separate Account commenced operation on February 6, 1995.

                                                   -----------------------------
                                                   A-11    ANNUAL REPORT    1995

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND CONTRACTOWNERS OF
THE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY:

We have audited the accompanying statements of assets and liabilities of the USAA Life Variable Annuity (VA) Money Market Fund Account, USAA Life VA Income Fund Account, USAA Life VA Growth and Income Fund Account, USAA Life VA World Growth Fund Account, USAA Life VA Diversified Assets Fund Account, the Scudder Variable Life Investment Fund Capital Growth Portfolio and the Alger American Fund Alger American Growth Portfolio of the Separate Account of USAA Life Insurance Company as of December 31, 1995 and the related statements of operations and changes in net assets for the period February 6, 1995 (commencement of operations) through December 31, 1995. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1995 were verified by examination of the underlying portfolios of the USAA Life Investment Trust or through confirmation for the Scudder and Alger Funds' portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned fund accounts of the Separate Account of USAA Life Insurance Company as of December 31, 1995 and the results of their operations and changes in their net assets for the period February 6, 1995 through December 31, 1995 in conformity with generally accepted accounting principles.


                                                       /s/ KPMG PEAT MARWICK LLP

                                                           KPMG Peat Marwick LLP
San Antonio, Texas
February 9, 1996

----------------------------
A-12    ANNAUL REPORT   1995

                                                                USAA LIFE
                                                         INVESTMENT TRUST
=========================================================================
-------------------------------------------------------------------------
                                                            ANNUAL REPORT

                                                        December 31, 1995


                                              [LOGO OF USAA APPEARS HERE]
                                                        USAA /(R)/

                          USAA Life Investment Trust

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND
--------------------------------------------------------------------------------


SHAREHOLDER VOTING RESULTS

On February 1, 1995, USAA Life Insurance Company, on behalf of the Separate Account and prior to the offering of variable annuity contracts, approved by consent, in lieu of an initial meeting of Trust shareholders, resolutions: electing as trustees of the Trust, Edwin L. Rosane, Michael J.C. Roth, June R. Reedy, Neil H. Stone, and Gary W. West; selecting KPMG Peat Marwick, LLP as auditors for the Trust for the fiscal year ending December 31, 1995; and approving an investment advisory agreement between the Trust and USAA Investment Management Company.


The total return calculations found in this section are calculated at each fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends and the deductions of fund expenses which can vary from fund to fund. More specific information regarding the fund expenses can be found on page 9A of your August 1, 1995 prospectus.

These NAV total return performance figures quoted represent past performance for the period beginning January 5, 1995 and ending December 31, 1995. Past performance is not a guarantee of future returns. The principal value contributed to the variable annuity fund accounts will fluctuate. When variable annuity units are redeemed, they may be worth more or less than their original cost.

----------------------------
B-14    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND
--------------------------------------------------------------------------------
           AN OVERVIEW                                 December 31, 1995
--------------------------------------------------------------------------------

COMPARISON OF FUND TO BENCHMARK


[GRAPH GOES HERE]


The graph above tracks the USAA Life VA Money Market Fund's yield compared to a benchmark--IBC/Donoghue's Money Fund AveragesTM/First Tier, an average of all major money market fund yields.

Information for the benchmark is based on a full calendar year whereas the VA Money Market Fund yields are based on a starting date of January 5, 1995-- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Manager J. Eric Thorderson

FUND BACKGROUND

The Securities and Exchange Commission (SEC) places strict parameters on the quality and maturity of taxable money market funds. Nearly all money market funds have high-quality portfolios because the SEC mandates that at least 95% of the assets of the fund be invested in securities of the highest grade. One way that the VA Money Market Fund differs from other money market funds is that it endeavors to invest 100% of the portfolio in the highest category of credit quality.

In addition, like all money market funds, the VA Money Market Fund limits the average maturity of its portfolio to 90 days and the maturity of any one security to 397 days. This reduces the likelihood of any short-term fluctuations in the stated net asset value of $1 per share.

Due to the Variable Annuity's design and the necessity of the free-look period, the VA Money Market Fund invests in securities with relatively short maturities. Currently, the Fund's average maturity is managed in a range of 12 to 25 days.

PORTFOLIO POSITION

We started out 1995 with a high degree of uncertainty regarding the direction of interest rates. Early in the year, the Fed funds rate (the rate member banks of the Federal Reserve charge each other) increased once by 0.5%. Then later in the year, the rate was lowered twice--0.25% each time.


An investment in this Fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that the Fund can maintain a stable net asset value of $1 per share.


OBJECTIVE:

To obtain the highest level of current income consistent with preservation of capital and maintenance of liquidity.

INVESTMENT PROGRAM:

This Fund invests in a diversified portfolio of high-quality U.S. dollar-denominated debt instruments that present minimal credit risk with remaining maturities of 397 days or less.


                                                        As of December 31, 1995
Net Assets:                                                        $7.8 million

Net Asset Value

(NAV) Per Share:                                                          $1.00

Simple 7-Day Yield:                                                        5.53%

Total Return:
Since Inception
January 5, 1995:                                                           5.69%

                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-15

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND
--------------------------------------------------------------------------------
        AN OVERVIEW (Continued)                          December 31, 1995
--------------------------------------------------------------------------------


Despite fluctuations in interest rates, the strategy of the Fund remains the same. This is consistent with our belief that it is virtually impossible to forecast interest rates. Our basic goal is to maintain a portfolio of high-quality securities which provide a competitive yield. We review all securities in the Fund in relation to the current market and focus on important factors such as liquidity, credit quality, yield and maturity. We use the same stringent criteria to scrutinize potential new purchases. Most of our analysis is done prior to purchasing a security because we prefer to hold securities until they mature--selling only if it is absolutely necessary.

OUTLOOK

The economy continues to be sluggish and pressure from recent inflation is minimal. If this scenario persists, we would anticipate lower interest rates. However, the federal budget impasse could have an adverse effect on interest rates if the budget isn't resolved in a timely fashion.

We continue to search for opportunities that are developing in the marketplace and take advantage of those that will add value. We attempt to do this by monitoring market conditions and economic indicators. In summary, we do everything we can to meet the objective of the Fund--namely, the highest income consistent with the preservation of capital and maintenance of liquidity.

PORTFOLIO MIX
AS A PERCENTAGE OF NET ASSETS
as of December 31, 1995

Put Bonds 2.5%

U.S. Agency Discount Notes 12.1%

Variable Rate Demand Notes 34.9%

Commercial Paper 49.7%

Other Assets & Liabilities .8%

[ARTWORK GOES HERE]

----------------------------
B-16    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    USAA LIFE VARIABLE ANNUITY INCOME FUND
--------------------------------------------------------------------------------
           AN OVERVIEW                                December 31, 1995
--------------------------------------------------------------------------------

Comparison of Fund to Benchmarks

[ARTWORK GOES HERE]

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Income Fund to an industry index and an independent rating agency's average which most closely resemble the holdings of this Fund.

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index.

The calculations for the Lehman Brothers Bond Index are based on information for a full calendar year whereas the VA Income Fund calculations are based on a starting date of January 5, 1995--the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Manager J.W. Saunders, Jr.

We stated in our June 30, 1995 Semiannual Report that January 1995 was a good time to start the VA Income Fund. In fact, 1995 has been one of the best bond markets ever. Except for a brief retreat in July and August, the bond market has been rising in price as long-term interest rates have declined throughout this past year.

We viewed the bond market as an exceptional opportunity in the final stages of that brief decline in August, and we restructured the portfolio to take advantage of the anticipated resumption of rising bond prices (decline in interest rates). We reduced our mortgage pass-through position by one-third, tripled our long-term Treasury bond position, and maintained our exposure to high-yield common stocks. This strategy has paid off handsomely as evidenced in the Fund's total return of 23.88% from inception on January 5, 1995 to the end of 1995.

Currently, the VA Income Fund portfolio mix (as percentages of net assets) is 32.6% in U. S. Treasury bonds, 44.9% in agency mortgage pass-through securities, 12.7% in high yield common stocks, 0.6% in preferred stock, and 7.8% in cash equivalents.

OBJECTIVE:

To obtain maximum current income without undue risk to principal.

INVESTMENT PROGRAM:

This Fund invests in a diversified portfolio of U.S. dollar-denominated debt and income-producing equity securities selected for their high yields relative to the risk involved.

                                                        As of December 31, 1995
NET ASSETS:                                                       $25.8 million

NET ASSET VALUE

(NAV) PER SHARE:                                                         $11.32

TOTAL RETURN:
Since Inception
January 5, 1995                                                           23.88%

                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-17

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    USAA LIFE VARIABLE ANNUITY INCOME FUND
--------------------------------------------------------------------------------
     AN OVERVIEW (Continued)                               December 31, 1995
--------------------------------------------------------------------------------

OUTLOOK

Inflation, the scourge of interest rates, has averaged less than 3% for the past five years. Real interest rates (net of inflation) are still high and can continue to move lower in an economic environment which is beginning to show signs of slowing. We will continue to maintain our current portfolio structure in this environment.

TOP 10 SECURITIES
as of December 31, 1995

--------------------------------------------------------------------------------
                                                Coupon                   % of
                                                 Rate                 Net Assets
 1)  U.S. Treasury
     Bonds                                      7.875%                  32.6%
 2)  GNMA                                         8.5%                   5.9%
 3)  FNMA                                         8.0%                   5.8%
 4)  FNMA                                         7.5%                   5.7%
 5)  FNMA                                         7.0%                   5.7%
 6)  GNMA                                         8.0%                   5.6%
 7)  GNMA                                         7.5%                   5.5%
 8)  GNMA                                         7.0%                   5.5%
 9)  FNMA                                         8.5%                   5.2%
10)  Houston Industries                           N/A                    1.6%


----------------------------
B-18    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
           AN OVERVIEW                               December 31, 1995
--------------------------------------------------------------------------------

COMPARISON OF FUND TO BENCHMARK

[GRAPH GOES HERE]

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Growth and Income Fund to the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

The calculations for the S&P 500 Index are based on a full calendar year whereas the calculations for the VA Growth and Income Fund are based on a starting date of January 5, 1995--the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Manager R. David Ullom

FUND PERFORMANCE

The Variable Annuity Growth and Income Fund appreciated 31.72% since its inception January 5, 1995. We continue to adhere to an investment philosophy and strategy which places emphasis on value. Therefore, our strategy uses investment criteria such as price to earnings ratios, price to cash flow ratios, price to book-value ratios and yield to select investments. Investments are not based on forecasts for the economy or equity markets. We place importance on being a patient investor and in reviewing the investment process over an extended period of time.

PORTFOLIO INVESTMENT DIVERSIFICATION
AS A PERCENTAGE OF NET ASSETS
as of December 31, 1995

Consumer Cyclicals 15.4%

Other Assets & Liabilities 2.1%

Intermediate Goods & Services 28.9%

Capital Goods 11.3%

Consumer Staples 18.4%

Credit Sensitive 23.9%


[ART GOES HERE]


OBJECTIVE:

Seeks capital growth and current income.

INVESTMENT PROGRAM:

Not less than 65% of its assets are invested in a diversified portfolio of dividend-paying common stocks and convertible securities of companies that offer the prospect for growth of earnings.

                                                        As of December 31, 1995
NET ASSETS:                                                       $28.8 million

NET ASSET VALUE
(NAV) PER SHARE:                                                         $12.60

TOTAL RETURN:
Since Inception
January 5, 1995                                                           31.72%

                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-19

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
      AN OVERVIEW (Continued)                            December 31, 1995
--------------------------------------------------------------------------------

WHAT HELPED

Our investments in credit-sensitive industries such as banking, insurance, utilities and telephones had a positive and significant impact on the Fund's performance during 1995. Investments in aerospace, office equipment and homebuilding also had a positive impact. Within these industries, the stocks with the greatest, positive contribution included: Boeing, B.F. Goodrich and Rockwell International (aerospace/defense); Aetna Life & Casualty and Allstate (insurance); Baxter International and American Home Products (healthcare); and GTE Corp., NYNEX Corp. and Sprint Corp. (telephones).

WHAT HINDERED

Our investment performance was hindered the most by our equity holdings in several commodity-oriented industries such as containers, paper & forest products, machinery and metals. In addition, selected investments in various consumer cyclical industries such as autos, entertainment and retailing hurt Fund performance.

OUTLOOK

Given our value-oriented philosophy, we are not altering our investment strategy or our equity selections based on an economic or market forecast. We will continue to invest in stocks that meet our value criteria. Areas that continue to provide value include various commodity-oriented industries such as chemicals, metals and selected segments of retailing.


TOP 10 HOLDINGS
as of December 31, 1995
--------------------------------------------------------------------------------
                                                                 % of Net Assets
Boeing Co.                                                                  3.3%
--------------------------------------------------------------------------------
Xerox Corp.                                                                 2.4%
--------------------------------------------------------------------------------
B. F. Goodrich Co.                                                          2.4%
--------------------------------------------------------------------------------
Fort Howard Corp.                                                           2.1%
--------------------------------------------------------------------------------
BankAmerica Corp.                                                           2.0%
--------------------------------------------------------------------------------
American Home Products Corp.                                                2.0%
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                  2.0%
--------------------------------------------------------------------------------
Universal Corp.                                                             1.9%
--------------------------------------------------------------------------------
Rockwell International Corp.                                                1.8%
--------------------------------------------------------------------------------
Centex Corp.                                                                1.8%
--------------------------------------------------------------------------------


TOP 10 SECTORS
as of December 31, 1995
--------------------------------------------------------------------------------
                                                                 % of Net Assets
Oil                                                                         7.9%
--------------------------------------------------------------------------------
Aerospace/Defense                                                           7.5%
--------------------------------------------------------------------------------
Retail                                                                      6.6%
--------------------------------------------------------------------------------
Telephones                                                                  6.5%
--------------------------------------------------------------------------------
Healthcare                                                                  6.2%
--------------------------------------------------------------------------------
Chemicals                                                                   6.0%
--------------------------------------------------------------------------------
Tobacco                                                                     4.9%
--------------------------------------------------------------------------------
Paper & Forest Products                                                     4.5%
--------------------------------------------------------------------------------
Insurance - Property/Casualty                                               4.4%
--------------------------------------------------------------------------------
Banks                                                                       3.4%
--------------------------------------------------------------------------------



----------------------------
B-20    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
--------------------------------------------------------------------------------
          AN OVERVIEW                                 December 31, 1995
--------------------------------------------------------------------------------

COMPARISON OF FUND TO BENCHMARK

[GRAPH GOES HERE]

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA World Growth Fund to its benchmark, the Morgan Stanley Capital Index (MSCI) World, an unmanaged index which reflects the movement of world stock markets by representing a broad selection of domestically listed companies within each market.

Calculations for the Morgan Stanley Index are based on a full calendar year whereas the VA World Growth Fund calculations are based on a starting date of January 5, 1995--the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Managers David Peebles (Foreign Securities) and
R. David Ullom (Domestic Securities)

INTERNATIONAL

Market Conditions--Political, economic and other problems in places as disparate as Japan, Italy, Mexico and China gave international markets a rough ride in 1995. Much of Europe performed well, but most of the emerging markets performed poorly. Japan's gains since the last report have been offset by the weakness of the yen versus the dollar. While the U.S. market has outperformed nearly all international markets during this period, we are confident that over a longer investment horizon, international markets will provide competitive returns and diversification benefits.

Europe--Europe continued to provide the most attractive returns during this six-month financial reporting period. We have emphasized the countries of northern Europe with the United Kingdom followed by the Netherlands having the largest country weightings. We overweighted telecommunications, consumer non-durables, and interest-rate sensitive stocks and underweighted consumer and industrial cyclicals.

OBJECTIVE:

Seeks long-term capital appreciation.

INVESTMENT PROGRAM:

Not less than 65% of the Fund's assets are invested in a diversified portfolio of common stocks and other equity securities of both foreign and domestic issuers representing at least three countries, one of which may include the United States. The remainder of the Fund's assets may be invested in marketable debt securities having remaining maturities of less than one year which are issued or guaranteed as to both principal and interest by the U.S. government or by its agencies.

                                                        As of December 31, 1995
NET ASSETS:                                                       $24.7 million

NET ASSET VALUE
(NAV) PER SHARE:                                                         $11.10

TOTAL RETURN:
Since Inception
January 5, 1995                                                           19.55%

                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-21

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
--------------------------------------------------------------------------------
       AN OVERVIEW (Continued)                         December 31, 1995
--------------------------------------------------------------------------------

Japan--While we have marginally raised our position in Japan, we continue to remain underweighted. Our concern revolves around a lack of commitment to corporate restructuring, problems within the banking system, and lack of strong political leadership. We are seeing early signs of recognition as to what is needed to resolve these problems.

Emerging Markets--Our overweighted position in emerging markets hurt us over the last six months. Economic and political problems in major Latin American markets (excluding Brazil), the political turmoil surrounding China, plus concerns about financing Asia's ongoing economic growth were major concerns. While we recognize these concerns, the potential for economic growth will cause us to maintain a full to overweighted position in these markets.

UNITED STATES

During the last six months, we reduced our weighting in U.S. stocks from 35.3% of the Fund's assets to approximately 31.9%. This reduction in weighting reflects a slightly more cautious attitude toward the U.S. equity markets and a more positive feeling about international markets.

Within our allocation to the U.S. markets, we have continued to focus more on companies and industries that are generating above-average revenue and earnings growth. We believe that these qualities characterize selected companies in such industries as healthcare and healthcare services, aerospace/defense, technology, and specialty retailing.

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
as of December 31, 1995
--------------------------------------------------------------------------------

[ARTWORK GOES HERE]

Other* 21.2%

Denmark 2.0%

Switzerland 2.1%

Germany 2.7%

Hong Kong 2.8%

Canada 3.0%

France 3.2%

Australia 3.4%

Sweden 3.6%

Netherlands 4.0%

USA 35.1%

Japan 11.7%

United Kingdom 5.5%

*Investment in all other countries was less than 2% of the portfolio's net assets.

----------------------------
B-22    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
--------------------------------------------------------------------------------
       AN OVERVIEW (Continued)                          December 31, 1995
--------------------------------------------------------------------------------

OUTLOOK

Moderate yet stable economic growth should result in favorable corporate profit gains. This positive corporate outlook, coupled with continued low inflation and low interest rates, could provide a favorable investment climate.


TOP 10 EQUITY HOLDINGS
as of December 31, 1995
--------------------------------------------------------------------------------
                                                                 % of Net Assets
Verenigd Bezit VNU (Netherlands)                                            1.5%
--------------------------------------------------------------------------------
Boeing Co. (USA)                                                            1.3%
--------------------------------------------------------------------------------
Veba AG (Germany)                                                           1.2%
--------------------------------------------------------------------------------
Telefonica de Espana, S.A. ADR (Spain)                                      1.2%
--------------------------------------------------------------------------------
Essilor International (France)                                              1.1%
--------------------------------------------------------------------------------
Autoliv AB (Sweden)                                                         1.1%
--------------------------------------------------------------------------------
CSL Ltd. (Australia)                                                        1.1%
--------------------------------------------------------------------------------
Rockwell International Corp. (USA)                                          1.1%
--------------------------------------------------------------------------------
Ciba Geigy AG (Switzerland)                                                 1.1%
--------------------------------------------------------------------------------
Welsh Water plc (United Kingdom)                                            1.0%
--------------------------------------------------------------------------------


TOP 10 INDUSTRIES
OF EQUITY HOLDINGS
as of December 31, 1995
--------------------------------------------------------------------------------
                                                                 % of Net Assets
Healthcare                                                                  9.8%
--------------------------------------------------------------------------------
Retail                                                                      6.5%
--------------------------------------------------------------------------------
Telecommunications                                                          5.9%
--------------------------------------------------------------------------------
Oil                                                                         5.6%
--------------------------------------------------------------------------------
Banks                                                                       5.6%
--------------------------------------------------------------------------------
Electronics                                                                 4.3%
--------------------------------------------------------------------------------
Chemicals                                                                   3.7%
--------------------------------------------------------------------------------
Aerospace/Defense                                                           3.2%
--------------------------------------------------------------------------------
Automobiles                                                                 3.1%
--------------------------------------------------------------------------------
Publishing                                                                  3.0%
--------------------------------------------------------------------------------

Foreign investing is subject to additional risks which are discussed in the USAA Life Variable Annuity prospectus.

                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-23

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
         AN OVERVIEW                                  December 31, 1995
--------------------------------------------------------------------------------

OBJECTIVE

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

INVESTMENT PROGRAM:

Approximately 60% of the Fund's assets are invested in equity securities selected for total return potential and approximately 40% are invested in debt securities of varying maturities. On December 31, 1995, the portfolio mix was 61.8% common stocks and 38.2% fixed-income securities.

                                                        As of December 31, 1995
NET ASSETS:                                                       $26.3 million

NET ASSET VALUE
(NAV) PER SHARE:                                                         $11.96

TOTAL RETURN:

Since Inception
January 5, 1995                                                           26.33%

COMPARISON OF FUND TO BENCHMARKS


[ARTWORK GOES HERE]


The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Diversified Assets Fund to two industry indexes and an independent rating agency's average which most closely resemble the holdings of this Fund.

The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper Balanced Fund Average is the average performance level of all variable annuity balanced funds as reported by Lipper Analytical Services, an independent organization that monitors the performance of variable annuity funds and mutual funds.

The calculations for all indexes and averages are based on a full calendar year whereas the VA Diversified Assets Fund calculations are based on a starting date of January 5, 1995--the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION

by Portfolio Managers Harry Miller (Common Stock) and Paul Lundmark (Debt Securities)

THE MARKET

Common Stock--In 1995, the stock market performed surprisingly well and this portfolio has acted accordingly. Overall, since our last Report of June 30, 1995, companies have reported excellent increases in earnings. And, we were blessed with low interest rates and a low inflation rate of less than 3%-- all factors that generally produce a higher stock market.

Debt Securities--Since the last Report on June 30, 1995, interest rates have continued to fall with interest rates on long-term maturity bonds falling even more than overnight rates. This meant that the difference between overnight and long-term rates narrowed to what is commonly called a flatter yield curve. Investors believe that the economy is still slowing down and that inflation is in check. Substantiating this viewpoint, the Federal Reserve Board eased overnight rates by a quarter of a percent on December 19th to 5.5%. Given these slow growth and low inflation scenarios, we believe that debt securities will continue to provide excellent returns.

----------------------------
B-24    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
       AN OVERVIEW (Continued)                         December 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO STRATEGIES

Common Stock--We seek high-quality common stocks which are considered to be undervalued with regard to assets and earnings. The portfolio is well-diversified in 18 industries and 36 companies. The largest industries are oil, aerospace/defense, healthcare and tobacco. The best performing sectors have been health, financial services and technology. The best performing stocks since our last report were: Pharmacia + UpJohn, Bristol-Myers Squibb, NYNEX, GTE Corp., Boeing, EG&G, Monsanto and Allstate--all of which we still hold. Kmart was a disappointment and the common stock has been sold. Other disappointments include Arvin Industries (partially sold), James River and Occidental Petroleum.

Debt Securities--The Fund has continued to lengthen the maturity of the debt segment by investing in intermediate and long-term, fixed-rate securities. As of December 31, 1995, the weighted average maturity for this segment stood at 13.22 years. This was done to take advantage of falling interest rates.

This strategy has worked well, therefore our holdings have appreciated in price since the last Report. The one exception is our holdings in Kmart which comprises only 2.9% of the portfolio. Concerning Kmart, we believe that the market has overreacted and that the value of the bonds will rebound as Kmart management addresses their financial situation. Furthermore, we believe that it is not in our best interest for us to sell the Kmart bonds we hold at this time.


BASIC VALUE STOCKS
TOP 10 HOLDINGS
as of December 31, 1995
--------------------------------------------------------------------------------
                                                                 % of Net Assets
Boeing Co.                                                                  3.0%
--------------------------------------------------------------------------------
Allstate Corp.                                                              2.7%
--------------------------------------------------------------------------------
Monsanto Co.                                                                2.3%
--------------------------------------------------------------------------------
E G & G, Inc.                                                               2.3%
--------------------------------------------------------------------------------
Pharmacia + Upjohn, Inc.                                                    2.1%
--------------------------------------------------------------------------------
Philip Morris Companies, Inc.                                               2.1%
--------------------------------------------------------------------------------
NYNEX Corp.                                                                 2.1%
--------------------------------------------------------------------------------
Rockwell International Corp.                                                2.0%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                    2.0%
--------------------------------------------------------------------------------
Chrysler Corp.                                                              1.9%
--------------------------------------------------------------------------------



TOP 5 BONDS
as of December 31, 1995
--------------------------------------------------------------------------------
                                                     Coupon             % of
                                                      Rate           Net Assets
U.S. Treasury Bonds                                   6.25%             9.8%
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc., MTN               8.61%             4.1%
--------------------------------------------------------------------------------
Tektronix Inc.                                        7.50%             4.0%
--------------------------------------------------------------------------------
Giddings & Lewis Inc.                                 7.50%             4.0%
--------------------------------------------------------------------------------
Merry Land + Investment Co., Notes                    7.25%             3.9%
--------------------------------------------------------------------------------


                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-25

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSEST FUND
--------------------------------------------------------------------------------
        AN OVERVIEW (Continued)                       December 31, 1995
--------------------------------------------------------------------------------

OUTLOOK

Common Stock--The same factors of low interest rates, low inflation and forecasts of increasing profits (at a lower acceleration) are evident. Therefore, we believe the stock market will continue to produce positive results in 1996 until these factors change, but not to the extent of 1995. The restructuring of U.S. companies continues to produce positive earnings as we slowly move forward in the economy.

Debt Securities--I want to reiterate from the June 30, 1995 report that it is impossible to predict the course interest rates will take. However, the general feeling is that the economy has sufficiently slowed to contain inflation. While we do not believe that rates will fall as much as they did in 1995, there is still enough room for further decreases. Given the slow growth rate and low inflation scenarios, we believe that debt securities will continue to provide excellent returns.


TOP 10 PORTFOLIO INDUSTRIES
as of December 31, 1995
--------------------------------------------------------------------------------
                                                                 % of Net Assets
Healthcare                                                                  9.7%
--------------------------------------------------------------------------------
Oil                                                                         9.6%
--------------------------------------------------------------------------------
Aerospace/Defense                                                           8.9%
--------------------------------------------------------------------------------
Real Estate InvestmentTrusts                                                8.0%
--------------------------------------------------------------------------------
Chemicals                                                                   5.8%
--------------------------------------------------------------------------------
Banks                                                                       5.2%
--------------------------------------------------------------------------------
Tobacco                                                                     5.0%
--------------------------------------------------------------------------------
Insurance--Property/Casualty                                                4.2%
--------------------------------------------------------------------------------
Retail Stores--General Merchandising                                        4.1%
--------------------------------------------------------------------------------
Electronics - Instrumentation                                               4.0%
--------------------------------------------------------------------------------

----------------------------
B-26    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

We have audited the accompanying statements of assets and liabilities and portfolios of investments in securities of the USAA Life Variable Annuity (VA) Money Market Fund, USAA Life VA Income Fund, USAA Life VA Growth and Income Fund, USAA Life VA World Growth Fund, and USAA Life VA Diversified Assets Fund of USAA Life Investment Trust as of December 31, 1995, the related statements of operations, changes in net assets and financial highlights information for the period January 5, 1995 (commencement of operations) through December 31, 1995. These financial statements and financial highlights information are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights information are free of material misstatement. An audited includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audited also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights information referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the USAA Life Investment Trust as of December 31, 1995, the results of their operations, the changes in their net assets, and financial highlights information for the period January 5, 1995 through December 31, 1995, in conformity with generally accepted accounting principles.

                                                       /s/ KPMG PEAT MARWICK LLP

                                                           KPMG Peat Marwick LLP

San Antonio, Texas
February 9, 1996


                                                    ----------------------------
                                                    1995   ANNUAL REPORT    B-27

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS IN SECURITIES               December 31, 1995
--------------------------------------------------------------------------------

                                                  FIXED RATE INSTRUMENTS (61.8%)

 Principal
   Amount                                                                                Coupon                       Value
   (000)        Security                                                                  Rate        Maturity        (000)
   ------       ----------                                                              --------     ----------      -------
                BANK HOLDING COMPANIES - MAJOR REGIONAL
   $ 150        Barnett Banks, Inc., CP                                                   5.75%        1/19/96       $  149
                                                                                                                     ------

                CHEMICALS
     300        Du Pont (E.I.) De Nemours and Co., CP                                     5.77         1/26/96          299
                                                                                                                     ------
                CONGLOMERATE
     125        Cargill, Inc., CP                                                         5.85         1/08/96          125
                                                                                                                     ------
                ELECTRIC POWER
     275        New England Power Co., CP                                                 5.75         1/23/96          274
     120        Northern States Power Minnesota, CP                                       5.75         1/17/96          120
                                                                                                                     ------
                                                                                                                        394
                                                                                                                     ------
                ELECTRONICS - SEMI-CONDUCTORS
     325        Motorola, Inc., CP                                                        5.75         1/25/96          324
                                                                                                                     ------
                FINANCE - BUSINESS/COMMERCIAL
     235        General Electric Capital Corp., CP                                        5.65         1/05/96          235
     200        Heller Financial, Inc., CP                                                5.85         1/08/96          199
     100        Heller Financial, Inc., CP                                                5.95         1/10/96          100
                                                                                                                     ------
                                                                                                                        534
                                                                                                                     ------
                FINANCE - CONSUMER
     350        American General Finance Corp., CP                                        5.76         1/09/96          349
     165        Aristar, Inc., CP                                                         5.73         2/06/96          164
     300        Ford Motor Credit Co., CP                                                 5.76         1/04/96          300
     125        General Motors Acceptance Corp., CP                                       5.85         1/03/96          125
     165        Toyota Motor Credit Corp., CP                                             5.67         1/12/96          165
                                                                                                                     ------
                                                                                                                      1,103
                                                                                                                     ------
                FOODS
     200        Heinz (H.J.) Co., CP                                                      5.70         1/12/96          199
     130        Heinz (H.J.) Co., CP                                                      5.75         1/30/96          129
                                                                                                                     ------
                                                                                                                        328
                                                                                                                     ------
                INSURANCE - MULTI-LINE COMPANIES
     180        Prudential Funding Corp., CP                                              5.65         1/16/96          179
                                                                                                                     ------
                LEASING
     120        PHH Corp., CP                                                             5.75         1/26/96          119
                                                                                                                     ------
                RETAIL - GENERAL MERCHANDISING
     190        Sears Roebuck Acceptance Corp., CP                                        5.82         1/11/96          190
                                                                                                                     ------
                TOBACCO
     125        Philip Morris Cos. Inc., CP                                               5.70         1/19/96          125
                                                                                                                     ------
                U.S. GOVERNMENT
     100        Federal Home Loan Mortgage Discount Notes                                 5.61         1/02/96          100
     850        Federal Home Loan Mortgage Discount Notes                                 5.51         1/22/96          847
                                                                                                                     ------
                                                                                                                        947
                                                                                                                     ------
                Total fixed rate instruments (cost: $4,816)                                                           4,816
                                                                                                                     ------

----------------------------
B-28    ANNUAL REPORT   1995

                          USAA Life Investment Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA Life Variable Annuity Money Market Fund
--------------------------------------------------------------------------------
Portfolio of Investments in Securities (Continued)      December 31, 1995
--------------------------------------------------------------------------------

                               PUT BONDS (2.5%)

Principal
 Amount                                                                                                 Value
 (000)     Security                                                               Rate   Maturity       (000)
---------  --------                                                               ----   --------      -------
           EDUCATION
$  200     Dome Corp. Demand Bonds, Series 1991(CRE) (cost: $200)                 5.98%    8/31/16     $   200
                                                                                                       -------
                      VARIABLE RATE DEMAND NOTES (34.9%)
           AUTO PARTS
   200     Alabama IDA RB (Rehau Project) (CRE)                                   5.98    10/01/19         200
   140     Bardstown, KY, RB, Series 1994 (CRE)                                   5.85     6/01/24         140
                                                                                                       -------
                                                                                                           340
                                                                                                       -------
           BUILDING MATERIALS GROUP
   100     Sarasota County, FL, IDA RB, Series 1994 (CRE)                         5.90     9/01/14         100
                                                                                                       -------
           BUILDINGS
   100     MMR Funding I, DEB, Series A (CRE)                                     6.00     9/01/10         100
                                                                                                       -------
           FINANCE - RECEIVABLES
   150     Capital One Funding Corp., Notes, Series 1993A (CRE)                   5.83     6/02/08         150
    98     Capital One Funding Corp., Notes, Series 1994D (CRE)                   5.83    10/01/24          98
   100     Capital One Funding Corp., Notes, Series 1995C (CRE)                   5.83    10/01/15         100
    88     Midwest Funding Corp., Notes, Series 1992A (CRE)                       5.83     5/01/07          88
                                                                                                       -------
                                                                                                           436
                                                                                                       -------
           HEALTHCARE - DIVERSIFIED
   100     GMS Associates II Project Health Care RB, Series 1995 (CRE)            5.95     8/15/25         100
   100     GMS Associates Project Health Care RB, Series 1994 (CRE)               5.95     5/15/24         100
   150     Wenatchee Valley Clinic, P. S., WA, Taxable Bonds, Series 1995 (CRE)   6.23     1/15/15         150
                                                                                                       -------
                                                                                                           350
                                                                                                       -------
           HEALTHCARE - MISCELLANEOUS
   100     Mason City Clinic, P.C., IA, Demand Bonds, Series 1992 (CRE)           5.95     9/01/22         100
                                                                                                       -------
           HOSPITALS
   100     Armstrong County Hospital Auth., PA, RB, Series 1993B (CRE)            5.95     9/01/17         100
                                                                                                       -------
           HOTEL/MOTEL
   100     Howard County, MD, Taxable RB, Series 1994 (CRE)                       5.90    10/01/09         100
   200     Ramada Hotel Downtown, San Diego, CA, DEB (CRE)                        6.40     2/01/96         200
                                                                                                       -------
                                                                                                           300
                                                                                                       -------
           MULTI-FAMILY HOUSING
   100     Palm Desert Redevelopment Agency, CA, RB (CRE)                         6.05     8/01/22         100
                                                                                                       -------
           MACHINERY - DIVERSIFIED
   200     DSL Funding Corp., Notes (CRE)                                         5.98    12/01/09         200
                                                                                                       -------
           NURSING CARE
   200     Lincolnwood Funding Corp. RB, Series 1995A (CRE)                       5.98     8/01/15         200
   150     Massachusetts Nursing Homes RB, Series1993 (CRE)                       5.95    11/15/13         150
                                                                                                       -------
                                                                                                           350
                                                                                                       -------
           REAL ESTATE
   100     H/M Partners, LLC, Bonds (CRE)                                         6.15    10/01/20         100
                                                                                                       -------
           SPECIAL ASSESSMENT/TAX/FEE
   150     Community Redevelopment Agency, City of Visalia, CA, DEB (CRE)         5.93     9/01/20         150
                                                                                                       -------
           Total variable rate demand notes (cost: $2,726)                                               2,726
                                                                                                       -------
           Total investments (cost: $7,742)                                                            $ 7,742
                                                                                                       =======

                                                       -------------------------
                                                       1995  ANNUAL REPORT  B-29

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)             December 31, 1995
--------------------------------------------------------------------------------

                         PORTFOLIO SUMMARY BY INDUSTRY

Finance - Consumer                                                         14.1%
--------------------------------------------------------------------------------
U.S. Government                                                            12.1
--------------------------------------------------------------------------------
Healthcare                                                                 11.6
--------------------------------------------------------------------------------
Finance - Business/Commercial                                               6.9
--------------------------------------------------------------------------------
Finance - Receivables                                                       5.6
--------------------------------------------------------------------------------
Electric Power                                                              5.0
--------------------------------------------------------------------------------
Auto Parts                                                                  4.4
--------------------------------------------------------------------------------
Foods                                                                       4.2
--------------------------------------------------------------------------------
Electronics                                                                 4.1
--------------------------------------------------------------------------------
Hotel/Motel                                                                 3.8
--------------------------------------------------------------------------------
Chemicals                                                                   3.8
--------------------------------------------------------------------------------
Education                                                                   2.6
--------------------------------------------------------------------------------
Machinery - Diversified                                                     2.6
--------------------------------------------------------------------------------
Retail                                                                      2.4
--------------------------------------------------------------------------------
Insurance - Multi-Line Companies                                            2.3
--------------------------------------------------------------------------------
Special Assessment/Tax/Fee                                                  1.9
--------------------------------------------------------------------------------
Banks                                                                       1.9
--------------------------------------------------------------------------------
Conglomerates                                                               1.6
--------------------------------------------------------------------------------
Tobacco                                                                     1.6
--------------------------------------------------------------------------------
Leasing                                                                     1.5
--------------------------------------------------------------------------------
Building Materials Group                                                    1.3
--------------------------------------------------------------------------------
Buildings                                                                   1.3
--------------------------------------------------------------------------------
Multi-Family Housing                                                        1.3
--------------------------------------------------------------------------------
Real Estate                                                                 1.3
--------------------------------------------------------------------------------
                                                                           99.2%
--------------------------------------------------------------------------------


See accompanying "Notes to Portfolio of Investments in Securities" on page B-47.

-------------------------
B-30  ANNUAL REPORT  1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    USAA LIFE VARIABLE ANNUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES                         December 31, 1995
--------------------------------------------------------------------------------

                             COMMON STOCKS (12.7%)

                                                                                        Market
        Number                                                                          Value
      of Shares         Security                                                        (000)
      ---------         --------                                                        ------
       14,000           Allegheny Power System, Inc.                                    $  401
        9,000           American Electric Power Co., Inc.                                  364
       13,000           CINergy Corp.                                                      398
        4,500           Entergy Corp.                                                      132
       11,000           General Public Utilities Corp.                                     374
        3,300           Health Care Property Investors, Inc.                               116
       17,000           Houston Industries, Inc.                                           412
       13,500           Northeast Utilities                                                329
        4,000           NYNEX Corp.                                                        216
        6,000           PNC Bank Corp.                                                     194
       11,500           Public Service Enterprise Group, Inc.                              352
                                                                                        ------
                        Total common stocks (cost: $2,631)                               3,288
                                                                                        ------
                            PREFERRED STOCKS (0.6%)

        6,000           United Dominion Realty Trust, Inc. "A",
                        9.25%, Preferred Series A (cost: $150)                             155
                                                                                        ------

                    U.S. GOVERNMENT & AGENCY ISSUES (77.5%)

      Principal
       Amount
       (000)
      ---------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION (22.4%)
      $  1,445          7.00%, 6/01/24                                                   1,459
         1,426          7.50%, 1/01/25                                                   1,463
         1,451          8.00%, 1/01/25                                                   1,506
         1,285          8.50%, 12/01/24                                                  1,343
                                                                                        ------
                                                                                         5,771
                                                                                        ------
                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (22.5%)
         1,388          7.00%, 8/15/23                                                   1,409
         1,384          7.50%, 8/15/23                                                   1,426
         1,382          8.00%, 5/15/24                                                   1,442
         1,458          8.50%, 12/15/24                                                  1,532
                                                                                        ------
                                                                                         5,809
                                                                                        ------
                        U.S. TREASURY BONDS (32.6%)
         6,847          7.875%, 2/15/21                                                  8,430
                                                                                        ------
                        Total U.S. Government & agency issues (cost: $18,056)           20,010
                                                                                        ------

                               SHORT-TERM (7.8%)
                                                                   Rate    Maturity
                                                                   ----    --------
                        COMMERICAL PAPER
           800          General Electric Capital Corp., CP         5.40%   1/02/96         800
         1,000          General Motors Acceptance Corp., CP        5.40    1/02/96         999
           222          Prudential Funding Corp.                   5.92    1/02/96         222
                                                                                       -------
                        Total short-term (cost: $2,021)                                  2,021
                                                                                       -------
                        Total investments (cost: $22,858)                              $25,474
                                                                                       =======

                                                       -------------------------
                                                       1995  ANNUAL REPORT  B-31

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    USAA LIFE VARIABLE ANNUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)             December 31, 1995
--------------------------------------------------------------------------------

                         PORTFOLIO SUMMARY BY INDUSTRY

U.S. Government Agency Issues                                              44.9%
U.S. Treasury                                                              32.6
Electric Power                                                             10.7
Commercial Paper                                                            7.8
Real Estate Investment Trusts                                               1.1
Telephones                                                                  0.8
Bank Holding Companies - Major Regional                                     0.7
                                                                           ----
                                                                           98.6%
                                                                           ====




See accompanying "Notes to Portfolio of Investments in Securities" on page B-47.

-------------------------
B-32  ANNUAL REPORT  1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES                         December 31, 1995
--------------------------------------------------------------------------------


                             COMMON STOCKS (97.9%)
                                                                                        Market
        Number                                                                          Value
      of Shares         Security                                                        (000)
      ---------         --------                                                        ------
                        AEROSPACE/DEFENSE (7.5%)
        10,000          B.F. Goodrich Co.                                               $  681
        12,000          Boeing Co.                                                         940
        10,000          Rockwell International Corp.                                       529
                                                                                       -------
                                                                                         2,150
                                                                                       -------
                        ALUMINUM (1.5%)
         8,000          Aluminum Co. of America                                            423
                                                                                       -------
                        AUTOMOBILES (2.6%)
         5,000          Chrysler Corp.                                                     277
        16,500          Ford Motor Co.                                                     478
                                                                                       -------
                                                                                           755
                                                                                       -------
                        BANK HOLDING COMPANIES - MONEY CENTER (1.4%)
         6,000          Bankers Trust New York Corp.                                       399
                                                                                       -------
                        BANK HOLDING COMPANIES - OTHER MAJOR (2.0%)
         9,000          BankAmerica Corp.                                                  583
                                                                                       -------
                        BROKERAGE FIRMS (1.3%)
         8,000          Dean Witter, Discover & Co.                                        376
                                                                                       -------
                        CHEMICALS (6.0%)
         9,000          Avery Dennison Corp.                                               451
         7,000          Dow Chemical Co.                                                   493
         6,000          Olin Corp.                                                         445
         9,000          Union Carbide Corp.                                                338
                                                                                       -------
                                                                                         1,727
                                                                                       -------
                        CHEMICALS - SPECIALTY (1.4%)
        11,500          Morton International, Inc.                                         413
                                                                                       -------
                        COMPUTER SOFTWARE & SERVICE (0.4%)
         8,000          Novell, Inc.*                                                      114
                                                                                       -------
                        CONTAINERS - METALS & GLASS (1.7%)
        17,500          Ball Corp.                                                         481
                                                                                       -------
                        ELECTRIC POWER (1.2%)
        14,000          Houston Industries, Inc.                                           340
                                                                                       -------
                        ELECTRONICS - SEMI-CONDUCTORS (1.1%)
        14,000          National Semiconductor Corp.*                                      312
                                                                                       -------
                        ENTERTAINMENT (1.3%)
        10,000          Time Warner, Inc.                                                  379
                                                                                       -------
                        FOODS (2.8%)
         6,000          CPC International, Inc.                                            411
        14,500          Dean Foods Co.                                                     399
                                                                                       -------
                                                                                           810
                                                                                       -------
                        HEALTHCARE - DIVERSIFIED (2.0%)
         6,000          American Home Products Corp.                                       582
                                                                                       -------
                        HEALTHCARE - HMO (1.6%)
        16,800          Humana, Inc.*                                                      460
                                                                                       -------

                                                       -------------------------
                                                       1995  ANNUAL REPORT  B-33

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)             December 31, 1995
--------------------------------------------------------------------------------

                                                                                        Market
        Number                                                                          Value
      of Shares         Security                                                        (000)
      ---------         --------                                                        ------
                        HOMEBUILDING (1.8%)
        15,000          Centex Corp.                                                    $  521
                                                                                        ------
                        HOUSEHOLD PRODUCTS (3.0%)
         5,500          Procter & Gamble Co.                                               456
        26,000          Sunbeam Corp.                                                      397
                                                                                        ------
                                                                                           853
                                                                                        ------
                        INSURANCE - MULTI-LINE COMPANIES (1.7%)
         7,000          Aetna Life & Casualty Co.                                          485
                                                                                        ------
                        INSURANCE - PROPERTY/CASUALTY (4.4%)
         8,000          Allstate Corp.                                                     329
         4,950          American International Group, Inc.                                 458
        20,000          Prudential Reinsurance Holdings, Inc.                              467
                                                                                        ------
                                                                                         1,254
                                                                                        ------
                        LEISURE TIME (1.6%)
        19,000          Brunswick Corp.                                                    456
                                                                                        ------
                        MACHINERY - DIVERSIFIED (2.9%)
        22,000          BW/IP, Inc.                                                        363
        13,500          Deere & Co.                                                        476
                                                                                        ------
                                                                                           839
                                                                                        ------
                        MANUFACTURING - DIVERSIFIED INDUSTRIES (1.4%)
        12,000          Hillenbrand Industries, Inc.                                       407
                                                                                        ------
                        MEDICAL PRODUCTS & SUPPLIES (2.6%)
         8,000          Baxter International, Inc.                                         335
        13,000          C.R. Bard, Inc.                                                    419
                                                                                        ------
                                                                                           754
                                                                                        ------
                        NATURAL GAS DISTRIBUTION - PIPELINES (2.7%)
        13,000          NICOR, Inc.                                                        358
        12,000          Sonat, Inc.                                                        427
                                                                                        ------
                                                                                           785
                                                                                        ------
                        OFFICE EQUIPMENT & SUPPLIES (2.4%)
         5,000          Xerox Corp.                                                        685
                                                                                        ------
                        OIL - DOMESTIC (3.4%)
        27,000          Occidental Petroleum Corp.                                         577
        13,500          Unocal Corp.                                                       393
                                                                                        ------
                                                                                           970
                                                                                        ------
                        OIL - EXPLORATION & PRODUCTION (1.5%)
        15,000          Apache Corp.                                                       442
                                                                                        ------
                        OIL - INTERNATIONAL (1.6%)
         5,800          Texaco, Inc.                                                       455
                                                                                        ------
                        OIL WELL EQUIPMENT & SERVICE (1.4%)
         6,000          Schlumberger Ltd.                                                  416
                                                                                        ------
                        PAPER & FOREST PRODUCTS (4.5%)
        27,000          Fort Howard Corp.*                                                 607
        29,000          Jefferson Smurfit Corp.*                                           276
         9,500          Weyerhaeuser Co.                                                   411
                                                                                        ------
                                                                                         1,294
                                                                                        ------

-------------------------
B-34  ANNUAL REPORT  1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
    PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)      December 31, 1995
--------------------------------------------------------------------------------

                                                                                                          Market
                 Number                                                                                   Value
               of Shares              Security                                                             (000)
               ---------              ---------                                                          --------
                                      POLLUTION CONTROL (1.4%)
                  14,000              WMX Technologies, Inc.                                             $   418
                                                                                                         -------
                                      PUBLISHING (1.5%)
                   6,500              Dun & Bradstreet Corp.                                                 421
                                                                                                         -------
                                      RAILROADS (1.5%)
                   5,500              Norfolk Southern Corp.                                                 437
                                                                                                         -------
                                      REAL ESTATE INVESTMENT TRUSTS (2.8%)
                  13,000              Developers Diversified Realty Corp.                                    390
                  22,000              Public Storage, Inc.                                                   418
                                                                                                         -------
                                                                                                             808
                                                                                                         -------
                                      RETAIL - DEPARTMENT STORES (1.5%)
                  10,000              May Department Stores Co.                                              422
                                                                                                         -------
                                      RETAIL - GENERAL MERCHANDISING (3.0%)
                   9,000              J.C. Penney Company, Inc.                                              429
                  11,000              Sears, Roebuck & Co.                                                   429
                                                                                                         -------
                                                                                                             858
                                                                                                         -------
                                      RETAIL - SPECIALTY (2.1%)
                   8,000              Borders Group, Inc.*                                                   148
                  11,000              OfficeMax, Inc.*                                                       246
                  21,000              Phillips-Van Heusen Corp.                                              207
                                                                                                         -------
                                                                                                             601
                                                                                                         -------
                                      TELEPHONES (6.5%)
                   7,000              American Telephone & Telegraph Co.                                     453
                  10,000              GTE Corp.                                                              440
                   9,000              NYNEX Corp.                                                            486
                  12,000              Sprint Corp.                                                           479
                                                                                                         -------
                                                                                                           1,858
                                                                                                         -------
                                      TOBACCO (4.9%)
                   5,000              Philip Morris Companies, Inc.                                          453
                  13,000              RJR Nabisco Holdings Corp.                                             401
                  22,900              Universal Corp.                                                        558
                                                                                                         -------
                                                                                                           1,412
                                                                                                         -------
                                      Total common stocks (cost: $23,035)                                 28,155
                                                                                                         -------

                                            Short-Term (2.6%)

                 Principal
                  Amount
                   (000)                                                       Rate      Maturity
                -----------                                                   -------    --------
                                      U.S. GOVERNMENT & AGENCY ISSUES
                 $   760              Federal Home Loan Bank Consolidated
                                      Discount Note (cost: $23,795)            5.70%      1/02/96            760
                                                                                                         -------
                                      Total investments (cost: $23,795)                                  $28,915
                                                                                                         =======


*Non-income producing
See accompanying "Notes to Portfolios of Investments in Securities" on page B-47.


                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-35

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES                         December 31, 1995
--------------------------------------------------------------------------------

                          FOREIGN SECURITIES (65.2%)

                         FOREIGN COMMON STOCKS (62.0%)

                                                                                                          Market
                  Number                                                                                   Value
                of Shares          Security                                                                (000)
                ---------          --------                                                               ------
                                   ARGENTINA (0.3%)
                   16,533          Compania Interamericana de Automobiles S.A.*                           $   86
                                                                                                          ------
                                   AUSTRALIA (2.6%)
                   90,000          CSL Ltd.                                                                  267
                  135,000          David Jones Ltd.                                                          207
                   21,300          Rothmans Holdings Ltd.                                                     87
                   28,000          Seven Network Ltd.                                                         79
                                                                                                          ------
                                                                                                             640
                                                                                                          ------
                                   Austria (0.9%)
                    1,750          VA Technologie AG                                                         222
                                                                                                          ------
                                   BELGIUM (0.9%)
                      825          Colruyt S.A.                                                              227
                                                                                                          ------
                                   BRAZIL (0.3%)
                    7,000          Rhodia-Ster S.A. GDS                                                       63
                                                                                                          ------
                                   CANADA (2.5%)
                    5,000          Alliance Forest Products, Inc. *                                           88
                   40,000          Beau Canada Exploration Ltd. *                                             48
                    3,800          Canadian National Railway Co. *                                            57
                    4,500          Canadian Occidental Petroleum Ltd.                                        147
                    2,200          Loewen Group, Inc.                                                         56
                    1,000          Potash Corp. Saskatchewan, Inc.                                            71
                    4,700          Suncor, Inc.                                                              147
                                                                                                          ------
                                                                                                             614
                                                                                                          ------
                                   CHILE (0.9%)
                    2,000          Madeco S.A. ADS                                                            54
                    5,300          Maderas y Sinteticos S.A. ADS                                             103
                    1,500          Sociedad Quimica y Minera de Chile S.A. ADS                                71
                                                                                                          ------
                                                                                                             228
                                                                                                          ------
                                   COLOMBIA (0.4%)
                   18,000          Banco de Colombia GDS                                                      94
                                                                                                          ------
                                   DENMARK (2.0%)
                    1,500          Novo Nordisk A/S "B"                                                      205
                    7,000          Tele Danmark A/S ADS                                                      194
                    2,000          Unidanmark A/S                                                             99
                                                                                                          ------
                                                                                                             498
                                                                                                          ------
                                   FINLAND (0.3%)
                    2,000          Nokia Corp. ADS                                                            78
                                                                                                          ------
                                   FRANCE (3.2%)
                    6,000          Coflexip ADS                                                              113
                    5,000          Elf Aquitaine ADS                                                         184
                    3,300          Eramet Group                                                              215
                    1,475          Essilor International                                                     282
                                                                                                          ------
                                                                                                             794
                                                                                                          ------

----------------------------
B-36    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)            December 31, 1995
--------------------------------------------------------------------------------

                                                                                                          Market
                  Number                                                                                   Value
                of Shares          Security                                                                (000)
                ---------          --------                                                               ------
                                   GERMANY (2.7%)
                    3,000          ADIDAS AG*                                                             $  159
                      350          Siemens AG                                                                191
                    7,200          Veba AG                                                                   306
                                                                                                          ------
                                                                                                             656
                                                                                                          ------
                                   HONG KONG (2.8%)
                   91,500          Amoy Properties Ltd.                                                       91
                    7,300          China Yuchai International Ltd.                                            59
                  110,000          Florens Group Ltd.                                                         72
                   18,000          Henderson Land Development Co.                                            109
                   24,000          Hutchison Whampoa Ltd.                                                    146
                  120,000          Varitronix International Ltd.                                             223
                                                                                                          ------
                                                                                                             700
                                                                                                          ------
                                   HUNGARY (0.4%)
                   12,000          Mol Magyar Olay Es Gazipari GDS *                                          98
                                                                                                          ------
                                   INDIA (1.1%)
                    4,000          Hindalco Industries Ltd. GDR                                              136
                    7,000          Larsen & Toubro Ltd. GDR                                                  127
                                                                                                          ------
                                                                                                             263
                                                                                                          ------
                                   INDONESIA (1.4%)
                   95,000          PT Asahimas Flat Glass Co. Ltd. *                                          93
                    1,500          PT Bank Dagang Nasional Indonesia                                           1
                    5,000          PT HM Sampoerna                                                            52
                   50,000          PT Jaya Real Property                                                     136
                   40,000          PT Matahari Putra Prima                                                    70
                                                                                                          ------
                                                                                                             352
                                                                                                          ------
                                   ISRAEL (0.3%)
                    4,100          Koor Industries Ltd. ADS *                                                 83
                                                                                                          ------
                                   ITALY (1.9%)
                   13,000          Arnoldo Mondadori Editore                                                 113
                    1,000          De Rigo S.p.A.                                                             23
                  112,500          Olivetti and C., S.p.A.                                                    90
                  116,800          STET                                                                      238
                                                                                                          ------
                                                                                                             464
                                                                                                          ------
                                   JAPAN (11.0%)
                   10,000          77 Bank Ltd.                                                               92
                   11,000          Canon, Inc.                                                               199
                   13,000          Higo Bank                                                                 104
                   15,000          Hitachi Ltd.                                                              151
                    9,000          Honda Motor Co. Ltd.                                                      186
                    4,000          Hoya Corp.                                                                138
                    3,000          Ito-Yokado Co. Ltd.                                                       185
                    3,000          Kissei Pharmaceutical Co., Ltd.                                            91
                    2,000          Kyocera Corp.                                                             149
                    7,000          Laox Co. Ltd.                                                             141


                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-37

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)             December 31, 1995
--------------------------------------------------------------------------------

                                                                                                          Market
                  Number                                                                                   Value
                of Shares          Security                                                                (000)
                ---------          --------                                                               ------

                    2,000          Mabuchi Motor Co.                                                      $  124
                   26,000          Minebea Co. Ltd.                                                          218
                   22,000          Mitsubishi Heavy Industries Ltd.                                          175
                   62,000          NKK Corp.                                                                 167
                   11,000          Nomura Securities Co. Ltd.                                                240
                    3,000          Shimamura Co. Ltd.                                                        116
                    6,000          Shiseido Co. Ltd.                                                          71
                    5,000          Tostem Corp.                                                              166
                                                                                                          ------
                                                                                                           2,713
                                                                                                          ------
                                   KOREA (1.3%)
                    2,500          Korea Electric Power Corp. ADS                                            111
                    2,270          LG Chemical Ltd. *                                                         44
                    1,470          Pohang Iron & Steel Co., Ltd.                                             108
                      250          Samsung Electronics Co., Ltd. *                                            46
                                                                                                          ------
                                                                                                             309
                                                                                                          ------
                                   MALAYSIA (1.1%)
                   28,125          Malaysian Assurance Alliance BHD                                          127
                    6,000          Tanjong plc                                                                18
                   40,000          Technology Resources Industries BHD *                                     118
                                                                                                          ------
                                                                                                             263
                                                                                                          ------
                                   MEXICO (1.1%)
                    3,700          Bufete Industrial, S.A. de C.V. ADS                                        56
                    5,700          Desc, Soceidad de Fomento Industrial, S.A. de C.V. ADS *                   81
                    8,000          Grupo Simec, S.A. de C.V. ADS *                                            50
                    4,000          Grupo Televisa, S.A. de C.V. ADS                                           90
                                                                                                          ------
                                                                                                             277
                                                                                                          ------

                                   NETHERLANDS (4.0%)
                      700          DSM N.V.                                                                   57
                    3,000          EVC International N.V.                                                     78
                    1,250          Heineken N.V.                                                             222
                    2,200          Internationale Nederlanden Groep N.V.                                     147
                    3,500          Vendex International N.V.                                                 104
                    2,700          Verenigd Bezit VNU                                                        371
                                                                                                          ------
                                                                                                             979
                                                                                                          ------
                                   NORWAY (0.9%)
                  100,000          Christiania Bank og Kreditkasse                                           234
                                                                                                          ------
                                   PHILIPPINES (1.1%)
                  425,500          Filinvest Land, Inc. *                                                    136
                  121,200          Petron Corp. GDS                                                           63
                    7,800          Philippine Commercial International Bank                                   72
                                                                                                          ------
                                                                                                             271
                                                                                                          ------
                                   PORTUGAL (0.6%)
                      928          Portugal Telecom, S.A. *                                                   18
                    6,800          Portugal Telecom, S.A. ADS *                                              129
                                                                                                          ------
                                                                                                             147
                                                                                                          ------
                                   SINGAPORE (0.8%)
                   11,000          Keppel Corp. Ltd.                                                          98
                   13,000          Overseas Union Bank Ltd.                                                   90
                                                                                                          ------
                                                                                                             188
                                                                                                          ------

----------------------------
B-38    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)            December 31, 1995
--------------------------------------------------------------------------------

                                                                                                          Market
                  Number                                                                                   Value
                of Shares          Security                                                                (000)
                ---------          --------                                                               ------
                                   SOUTH AFRICA (0.6%)
                    1,431          Murray and Roberts Holdings Ltd.                                       $   10
                    7,000          Nedcor Ltd. GDR*                                                          121
                    2,800          Nedcor Ltd. Warrants*                                                      17
                                                                                                          ------
                                                                                                             148
                                                                                                          ------

                                   SPAIN (1.2%)
                    7,200          Telefonica de Espana, S.A. ADR                                            301
                                                                                                          ------
                                   SWEDEN (3.6%)
                    1,500          Asea AB                                                                   146
                    4,600          Autoliv AB                                                                269
                    4,333          Getinge Industrier AB "B"                                                 197
                    4,500          Nordbanken AB *                                                            77
                   10,000          Volvo AB                                                                  205
                                                                                                          ------
                                                                                                             894
                                                                                                          ------
                                   SWITZERLAND (2.1%)
                      300          Ciba Geigy AG                                                             264
                       40          SGS Group                                                                  79
                      300          Sulzer AG P.C.                                                            172
                                                                                                          ------
                                                                                                             515
                                                                                                          ------
                                   TAIWAN (0.4%)
                    7,500          Acer, Inc. *                                                               96
                                                                                                          ------
                                   THAILAND (1.1%)
                   11,300          Finance One Public Co.                                                     71
                   29,600          Sahaviriya Steel Industries Public Co., Ltd. *                             40
                   60,400          Sahaviriya Steel Industries Public Co., Ltd. *                             80
                   15,000          TPI Polene Public Co., Ltd.                                                88
                      750          TPI Polene Rights                                                           -
                                                                                                          ------
                                                                                                             279
                                                                                                          ------
                                   TURKEY (0.3%)
                  170,000          Erciyas Biracilik ve Malt Sanayi A.S.                                      79
                                                                                                          ------
                                   UNITED KINGDOM (5.5%)
                   19,000          Amstrad plc                                                                58
                    2,500          British Gas plc                                                            98
                   23,000          Cadbury Schweppes plc                                                     190
                   30,500          Northern Ireland Electricity plc                                          204
                   18,900          Refuge Group plc                                                          133
                   51,500          Tomkins plc                                                               225
                   20,833          Welsh Water plc                                                           250
                   80,000          WPP Group plc                                                             204
                                                                                                          ------
                                                                                                           1,362
                                                                                                          ------
                                   OTHER HOLDINGS (0.4%)
                  153,000          Central European Growth Fund plc                                           92
                   30,000          Central European Growth Fund plc Warrants *                                 2
                                                                                                          ------
                                                                                                              94
                                                                                                          ------

                                   Total foreign common stocks (cost: $14,352)                            15,309
                                                                                                          ------


                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-39

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)           December 31, 1995
--------------------------------------------------------------------------------

                        FOREIGN PREFERRED STOCKS (2.5%)

                                                                                                          Market
                  Number                                                                                   Value
                of Shares          Security                                                                (000)
                ---------          --------                                                               ------
                                   AUSTRALIA (0.8%)
                   65,000          Village Roadshow Ltd.                                                  $  203
                                                                                                          ------
                                   BRAZIL (1.2%)
                3,500,000          Companhia Energetica de Minas Gerais (Cemig)                               77
                2,000,000          Telebras PN                                                                96
              151,000,000          Usinas Siderurgicas de Minas Gerais S.A.                                  123
                                                                                                          ------
                                                                                                             296
                                                                                                          ------
                                   CANADA (0.5%)
                    6,600          Loewen Group, Inc., 6.00%, Convertible First Preferred Shares,
                                   Series C Receipts                                                         121
                                                                                                          ------
                                   Total foreign preferred stocks (cost: $613)                               620
                                                                                                          ------

                             FOREIGN BONDS (0.7%)

                Principal
                 Amount
                  (000)
                ---------
                                   JAPAN
                $     160          MBL International Finance (Bermuda) Trust, Convertible Notes,
                                   3.00%,  11/30/02 (cost: $167)                                             185
                                                                                                          ------
                                   Total foreign securities (cost: $15,132)                               16,114
                                                                                                          ------

                            DOMESTIC STOCKS (31.9%)

                  Number
                of Shares
                ---------
                                   AEROSPACE/DEFENSE (3.2%)
                    3,200          B.F. Goodrich Co.                                                         218
                    4,000          Boeing Co.                                                                314
                    5,000          Rockwell International Corp.                                              264
                                                                                                          ------
                                                                                                             796
                                                                                                          ------
                                   ALUMINUM (0.5%)
                    2,400          Aluminum Co. of America                                                   127
                                                                                                          ------
                                   AUTOMOBILES (1.1%)
                    1,900          Chrysler Corp.                                                            105
                    6,000          Ford Motor Co.                                                            174
                                                                                                          ------
                                                                                                             279
                                                                                                          ------
                                   BANK HOLDING COMPANIES - MONEY CENTER (0.8%)
                    1,900          Bankers Trust New York Corp.                                              127
                    1,000          Citicorp                                                                   67
                                                                                                          ------
                                                                                                             194
                                                                                                          ------
                                   BEVERAGES - SOFT DRINK (0.5%)
                    2,300          PepsiCo, Inc.                                                             129
                                                                                                          ------
                                   BIOTECHNOLOGY (0.7%)
                    3,000          Amgen, Inc. *                                                             178
                                                                                                          ------

----------------------------
B-40    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)           December 31, 1995
--------------------------------------------------------------------------------

                                                                                                          Market
                  Number                                                                                   Value
                of Shares          Security                                                                (000)
                ---------          --------                                                               ------
                                   CHEMICALS (1.4%)
                    3,200          Avery Dennison Corp.                                                   $  160
                    2,700          Dow Chemical Co.                                                          190
                                                                                                          ------
                                                                                                             350
                                                                                                          ------
                                   CHEMICALS - SPECIALTY (1.1%)
                    4,000          Morton International, Inc.                                                144
                    7,000          Zoltek Companies, Inc. *                                                  117
                                                                                                          ------
                                                                                                             261
                                                                                                          ------
                                   COMPUTER SOFTWARE & SERVICE (1.1%)
                    2,100          Microsoft Corp. *                                                         184
                    5,500          Novell, Inc. *                                                             79
                                                                                                          ------
                                                                                                             263
                                                                                                          ------
                                   CONTAINERS - METALS & GLASS (0.4%)
                    4,000          Ball Corp.                                                                110
                                                                                                          ------
                                   ELECTRONICS - SEMI-CONDUCTORS (1.6%)
                    2,000          Intel Corp.                                                               114
                    3,000          Motorola, Inc.                                                            171
                    5,000          National Semiconductor Corp.*                                             111
                                                                                                          ------
                                                                                                             396
                                                                                                          ------
                                   ENTERTAINMENT (0.6%)
                    4,000          Time Warner, Inc.                                                         151
                                                                                                          ------
                                   FOODS (0.5%)
                    4,300          Dean Foods Co.                                                            118
                                                                                                          ------
                                   HEALTHCARE - DIVERSIFIED (0.8%)
                    2,200          Bristol-Myers Squibb Co.                                                  189
                                                                                                          ------
                                   HEALTHCARE - HMO (0.7%)
                    2,500          United HealthCare Corp.                                                   164
                                                                                                          ------
                                   HEALTHCARE - MISCELLANEOUS (1.3%)
                    6,500          Caremark International, Inc.                                              118
                    5,000          Cerner Corp. *                                                            103
                    3,200          Total Renal Care Holdings, Inc.                                            94
                                                                                                          ------
                                                                                                             315
                                                                                                          ------
                                   HOUSEHOLD PRODUCTS (0.6%)
                    1,700          Procter & Gamble Co.                                                      141
                                                                                                          ------
                                   INSURANCE - PROPERTY/CASUALTY (0.7%)
                    2,000          American International Group, Inc.                                        185
                                                                                                          ------
                                   MACHINERY - DIVERSIFIED (1.2%)
                    6,000          BW/IP, Inc.                                                                99
                    5,700          Deere & Co.                                                               201
                                                                                                          ------
                                                                                                             300
                                                                                                          ------
                                   MEDICAL PRODUCTS & SUPPLIES (1.1%)
                    4,100          C.R. Bard, Inc.                                                           132
                    3,000          St. Jude Medical, Inc.                                                    129
                                                                                                          ------
                                                                                                             261
                                                                                                          ------

                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-41

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)          December 31, 1995
--------------------------------------------------------------------------------

                                                                                                          Market
                  Number                                                                                   Value
                of Shares          Security                                                                (000)
                ---------          --------                                                               ------
                                   OFFICE EQUIPMENT & SUPPLIES (0.7%)
                    1,300          Xerox Corp.                                                            $  178
                                                                                                          ------
                                   OIL - DOMESTIC (0.3%)
                    3,000          Unocal Corp.                                                               87
                                                                                                          ------

                                   OIL - EXPLORATION & PRODUCTION (0.6%)
                    4,700          Apache Corp.                                                              139
                                                                                                          ------
                                   OIL & GAS DRILLING (0.8%)
                    4,300          Sonat Offshore Drilling, Inc.                                             192
                                                                                                          ------
                                   OIL WELL EQUIPMENT & SERVICE (0.7%)
                    3,400          Halliburton Co.                                                           172
                                                                                                          ------
                                   PAPER & FOREST PRODUCTS (1.5%)
                    8,600          Fort Howard Corp. *                                                       193
                    4,000          Weyerhaeuser Co.                                                          173
                                                                                                          ------
                                                                                                             366
                                                                                                          ------
                                   POLLUTION CONTROL (0.8%)
                    2,000          Browning-Ferris Industries, Inc.                                           59
                    4,800          WMX Technologies, Inc.                                                    143
                                                                                                          ------
                                                                                                             202
                                                                                                          ------
                                   PUBLISHING (1.0%)
                    4,600          American Greetings Corp.                                                  127
                    1,900          Dun & Bradstreet Corp.                                                    123
                                                                                                          ------
                                                                                                             250
                                                                                                          ------
                                   RESTAURANTS (0.4%)
                    7,000          Brinker International, Inc. *                                             106
                                                                                                          ------
                                   RETAIL - GENERAL MERCHANDISING (0.5%)
                    6,000          Dollar General Corp.                                                      125
                                                                                                          ------
                                   RETAIL - SPECIALTY (1.7%)
                    4,700          Best Buy Co., Inc. *                                                       76
                    8,300          Borders Group, Inc. *                                                     154
                    6,000          OfficeMax, Inc. *                                                         134
                    7,000          Phillips-Van Heusen Corp.                                                  69
                                                                                                          ------
                                                                                                             433
                                                                                                          ------
                                   TELEPHONES (1.2%)
                    2,000          American Telephone & Telegraph Co.                                        130
                      900          COMSAT Corp.                                                               17
                    4,000          Sprint Corp.                                                              159
                                                                                                          ------
                                                                                                             306
                                                                                                          ------
                                   TOBACCO (1.3%)
                    2,000          Philip Morris Companies, Inc.                                             181
                    4,200          RJR Nabisco Holdings Corp.                                                130
                                                                                                          ------
                                                                                                             311
                                                                                                          ------
                                   TRANSPORTATION - MISCELLANEOUS (0.5%)
                    5,000          American President Companies, Ltd.                                        115
                                                                                                          ------
                                   Total domestic stocks (cost: $6,639)                                    7,889
                                                                                                          ------


----------------------------
B-42    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)         December 31, 1995
--------------------------------------------------------------------------------


                                            U.S. GOVERNMENT & AGENCY ISSUES (3.2%)

            Principal                                                                                                 Market
             Amount                                                                                                   Value
              (000)           Security                                                   Rate         Maturity        (000)
            ---------         --------                                                  ------        --------        -------
                              DISCOUNT NOTES
             $    775         Federal Home Loan Bank Consolidated
                              Discount Note (cost $775)                                  5.70%         1/02/96            775
                                                                                                                      -------
                              Total Investments (cost: $22,546)                                                       $24,778
                                                                                                                      =======



                         PORTFOLIO SUMMARY BY INDUSTRY

Healthcare                                                                  9.8%
--------------------------------------------------------------------------------
Retail                                                                      6.5
--------------------------------------------------------------------------------
Telecommunications                                                          5.9
--------------------------------------------------------------------------------
Oil                                                                         5.6
--------------------------------------------------------------------------------
Banks                                                                       5.6
--------------------------------------------------------------------------------
Electronics                                                                 4.3
--------------------------------------------------------------------------------
Chemicals                                                                   3.7
--------------------------------------------------------------------------------
Aerospace/Defense                                                           3.2
--------------------------------------------------------------------------------
U.S. Government                                                             3.1
--------------------------------------------------------------------------------
Automobiles                                                                 3.1
--------------------------------------------------------------------------------
Publishing                                                                  3.0
--------------------------------------------------------------------------------
Electric Power                                                              2.8
--------------------------------------------------------------------------------
Steel                                                                       2.3
--------------------------------------------------------------------------------
Electrical Equipment                                                        2.2
--------------------------------------------------------------------------------
Machinery - Diversified                                                     2.1
--------------------------------------------------------------------------------
Conglomerates                                                               2.1
--------------------------------------------------------------------------------
Real Estate                                                                 1.9
--------------------------------------------------------------------------------
Paper & Forest Products                                                     1.8
--------------------------------------------------------------------------------
Building Materials Group                                                    1.8
--------------------------------------------------------------------------------
Engineering & Construction                                                  1.7
--------------------------------------------------------------------------------
Auto Parts                                                                  1.7
--------------------------------------------------------------------------------
Office Equipment & Supplies                                                 1.5
--------------------------------------------------------------------------------
Tobacco                                                                     1.5
--------------------------------------------------------------------------------
Entertainment                                                               1.4
--------------------------------------------------------------------------------
Manufacturing - Diversified Industries                                      1.4
--------------------------------------------------------------------------------
Beverages - Soft Drink                                                      1.3
--------------------------------------------------------------------------------
Insurance - Property/Casualty                                               1.3
--------------------------------------------------------------------------------
Brokerage Firms                                                             1.3
--------------------------------------------------------------------------------
Bererages - Alcoholic                                                       1.2
--------------------------------------------------------------------------------
Metals - Miscellaneous                                                      1.2
--------------------------------------------------------------------------------
Transportation - Miscellaneous                                              1.2
--------------------------------------------------------------------------------
Aluminum                                                                    1.1
--------------------------------------------------------------------------------
Computer Software & Service                                                 1.1
--------------------------------------------------------------------------------
Water Utilties                                                              1.0
--------------------------------------------------------------------------------
Other                                                                       9.8
--------------------------------------------------------------------------------
                                                                          100.3%
================================================================================

*Non-income producing
See accompanying "Notes to Portfolios of Investments in Securities" on page
B-47.

                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-43

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES                         December 31, 1995
--------------------------------------------------------------------------------

                                                                                                          Market
                  Number                                                                                   Value
                of Shares          Security                                                                (000)
                ---------          --------                                                               ------
                                   AEROSPACE/DEFENSE (8.8%)
                    6,000          B.F. Goodrich Co.                                                      $  409
                   10,000          Boeing Co.                                                                783
                   25,000          EG & G, Inc.                                                              606
                   10,000          Rockwell International Corp.                                              529
                                                                                                          ------
                                                                                                           2,327
                                                                                                          ------
                                   AUTO PARTS (0.5%)
                    8,400          Arvin Industries, Inc.                                                    139
                                                                                                          ------
                                   AUTOMOBILES (1.9%)
                    9,000          Chrysler Corp.                                                            498
                                                                                                          ------
                                   BANK HOLDING COMPANIES - MONEY CENTER (1.3%)
                    5,000          Bankers Trust New York Corp.                                              333
                                                                                                          ------

                                   CHEMICALS (5.8%)
                    6,000          Dow Chemical Co.                                                          422
                    5,000          Monsanto Co.                                                              612
                   13,000          Union Carbide Corp.                                                       488
                                                                                                          ------
                                                                                                           1,522
                                                                                                          ------
                                   DISTRIBUTION & PIPELINES (1.5%)
                   14,000          NICOR, Inc.                                                               385
                                                                                                          ------
                                   DRUGS (2.1%)
                   14,500          Pharmacia & Upjohn, Inc.                                                  562
                                                                                                          ------
                                   ELECTRIC POWER (3.2%)
                   18,000          Houston Industries, Inc.                                                  437
                   10,000          Texas Utilities Co.                                                       411
                                                                                                          ------
                                                                                                             848
                                                                                                          ------
                                   HEALTHCARE - DIVERSIFIED (3.8%)
                    5,000          American Home Products Corp.                                              485
                    6,000          Bristol-Myers Squibb Co.                                                  515
                                                                                                          ------
                                                                                                           1,000
                                                                                                          ------
                                   INSURANCE - PROPERTY/CASUALTY (4.2%)
                   17,000          Allstate Corp.                                                            699
                    8,000          Hartford Steam Boiler Inspection & Insurance Co.                          400
                                                                                                          ------
                                                                                                           1,099
                                                                                                          ------
                                   MACHINERY - DIVERSIFIED (1.8%)
                   13,800          Deere & Co.                                                               486
                                                                                                          ------
                                   MANUFACTURING - DIVERSIFIED INDUSTRIES (3.1%)
                    7,000          Caterpillar, Inc.                                                         411
                    6,000          Minnesota Mining & Manufacturing Co.                                      398
                                                                                                          ------
                                                                                                             809
                                                                                                          ------
                                   OFFICE EQUIPMENT & SUPPLIES (1.6%)
                    3,000          Xerox Corp.                                                               411
                                                                                                          ------


----------------------------
B-44    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)             December 31, 1995
--------------------------------------------------------------------------------

                                                                                                          Market
                  Number                                                                                   Value
                of Shares          Security                                                                (000)
                ---------          --------                                                               ------
                                   OIL - DOMESTIC (4.7%)
                   7,000           Amerada Hess Corp.                                                     $  371
                   4,000           Atlantic Richfield Co.                                                    443
                  20,000           Occidental Petroleum Corp.                                                428
                                                                                                          ------
                                                                                                           1,242
                                                                                                          ------
                                   OIL - INTERNATIONAL (4.9%)
                   7,000           Chevron Corp.                                                             368
                   4,000           Mobil Corp.                                                               448
                   6,000           Texaco, Inc.                                                              471
                                                                                                          ------
                                                                                                           1,287
                                                                                                          ------
                                   PAPER & FOREST PRODUCTS (0.9%)
                  10,000           James River Corp.                                                         241
                                                                                                          ------
                                   RETAIL - GENERAL MERCHANDISING (1.2%)
                   8,000           Sears, Roebuck & Co.                                                      312
                                                                                                          ------
                                   TELEPHONES (3.7%)
                  10,000           GTE Corp.                                                                 440
                  10,000           NYNEX Corp.                                                               540
                                                                                                          ------
                                                                                                             980
                                                                                                          ------
                                   TOBACCO (5.0%)
                   9,000           American Brands, Inc.                                                     401
                   6,000           Philip Morris Companies, Inc.                                             543
                  15,000           Universal Corp.                                                           366
                                                                                                          ------
                                                                                                           1,310
                                                                                                          ------
                                   TRANSPORTATION - MISCELLANEOUS (1.3%)
                  15,000           American President Companies, Ltd.                                        345
                                                                                                          ------
                                   Total basic value stocks (cost: $12,422)                               16,136
                                                                                                          ------

                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-45

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES  (continued)            December 31, 1995
--------------------------------------------------------------------------------

                                         CORPORATE AND MUNICIPAL OBLIGATIONS (26.6%)

            Principal                                                                                                 Market
             Amount                                                                     Coupon                        Value
              (000)           Security                                                   Rate         Maturity        (000)
            ---------         --------                                                  ------        --------        -------
                              BANK HOLDING COMPANIES - MAJOR REGIONAL (3.9%)
               $1,000         First Tennessee National Corp.                             6.75%        11/15/05        $ 1,026
                                                                                                                      -------
                              ELECTRONICS - INSTRUMENTATION (4.0%)
                1,000         Tektronix, Inc.                                            7.50          8/01/03          1,050
                                                                                                                      -------
                              HEALTHCARE - MISCELLANEOUS (3.8%)
                1,000         Caremark International, Inc., Notes                        6.88          8/15/03            992
                                                                                                                      -------
                              MACHINE TOOLS (4.0%)
                1,000         Giddings + Lewis, Inc.                                     7.50         10/01/05          1,049
                                                                                                                      -------
                              REAL ESTATE INVESTMENT TRUSTS (8.0%)
                1,000         Merry Land + Investment Co., Notes                         7.25          6/15/05          1,031
                1,000         Nationwide Health Properties, Inc., MTN                    8.61          3/01/02          1,089
                                                                                                                      -------
                                                                                                                        2,120
                                                                                                                      -------
                              RETAIL - GENERAL MERCHANDISING (2.9%)
                1,000         K Mart Corp., Notes                                        8.13         12/01/06            757
                                                                                                                      -------
                              Total corporate and municipal obligations (cost: $6,966)                                  6,994
                                                                                                                      -------

                                          U.S. GOVERNMENT & AGENCY ISSUES (9.8%)

                              U.S. GOVERNMENT
                2,500         U.S. Treasury Bonds (cost: $2,357)                         6.25          8/15/23          2,570
                                                                                                                      -------

                                                    SHORT-TERM (1.5%)
                              COMMERCIAL PAPER
                  405         Aristar, Inc. (cost: $405)                                 6.00          1/02/96            405
                                                                                                                      -------
                              Total investments (cost: $22,150)                                                       $26,105
                                                                                                                      =======

See accompanying "Notes to Portfolios of Investments in Securities" on page
B-47.

----------------------------
B-46    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOTES TO PORTFOLIOS OF INVESTMENT IN SECURITIES
--------------------------------------------------------------------------------
                                                               December 31, 1995
-------------------------------------------------------------------------------
GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1 to the Trust's financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

PORTFOLIO DESCRIPTION ABBREVIATIONS

         CP     Commercial Paper

        CRE     Credit Enhanced

        DEB     Debentures

        IDA     Industrial Development
                Authority/Agency

        MTN     Medium-Term Note

         RB     Revenue Bond

CATEGORIES & DEFINITIONS

The securities in USAA Life VA Money Market Fund are divided into three categories - fixed rate instruments, put bonds, and variable rate demand notes.

FIXED RATE INSTRUMENTS - consist of municipal bonds, notes and commercial paper. The coupon rate is constant to maturity. Prior to maturity, the price of a fixed rate instrument generally varies inversely to the movement of interest rates. At maturity, the security pays face value.

PUT BONDS - provide the right to tender, or put, the bond for redemption at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity to the next tender date. Between tender dates, the price of a put bond generally varies inversely to the movement of interest rates.

VARIABLE RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to demand, or put, the security for redemption at face value on either that day or in seven days. The interest rate is adjusted at the stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the VRDN's effective maturity is the longer of the next put date or the interest reset date rather than the final maturity. Most VRDNs possess a credit enhancement.

CREDIT ENHANCEMENT - adds the financial strength of the provider to support the underlying obligor's debt service obligations and/or the put option. The enhancement may be provided by either a high-quality bank, insurance company or other corporation, or a collateral trust. Typically, the rating agencies evaluate the security based upon the credit standing of the credit enhancement.



See accompanying "Notes to Financial Statements" on page B-51.

                                                    ----------------------------
                                                    1995    ANNUAL REPORT   B-47

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
          (In Thousands)                                      December 31, 1995
--------------------------------------------------------------------------------

                                                   USAA Life                   USAA Life     USAA Life       USAA Life
                                                    VA Money     USAA Life     VA Growth     VA World      VA Diversified
                                                     Market      VA Income     and Income      Growth          Assets
                                                      Fund         Fund           Fund         Fund             Fund
                                                  ------------  ------------  ------------  ------------   --------------
ASSETS
  Investments in securities, at market value
   (identified cost of $7,742, $22,858, $23,795,
   22,546, and $22,150, respectively)                $7,742       $25,474       $28,915       $24,778         $26,105
  Cash                                                   31            73             2             5               1
  Cash denominated in foreign currencies
   (identified cost of $46)                               -             -             -            46               -
  Receivables:
    Capital shares sold                                 105             6            20            10               6
    Dividends and interest                               15           292            82            32             222
    Foreign currency contracts held, at value             -             -             -           137               -
                                                     ------       -------       -------       -------         -------
      Total assets                                    7,893        25,845        29,019        25,008          26,334
                                                     ------       -------       -------       -------         -------
LIABILITIES
  Securities purchased                                    -             -           233           125               -
  Foreign currency contracts held, at value               -             -             -           137               -
  Capital shares redeemed                                86             -             -             -               -
  USAA Life Insurance Company                             5            22            25            40              23
                                                     ------       -------       -------       -------         -------
      Total liabilities                                  91            22           258           302              23
                                                     ------       -------       -------       -------         -------
        Net assets applicable to capital shares
         outstanding                                 $7,802       $25,823       $28,761       $24,706         $26,311
                                                     ======       =======       =======       =======         =======
REPRESENTED BY:
  Paid-in capital                                    $7,802       $23,207       $23,641       $22,474         $22,364
  Accumulated net realized loss on investments            -             -             -             -              (8)
  Net unrealized appreciation of investments              -         2,616         5,120         2,232           3,955
                                                     ------       -------       -------       -------         -------
        Net assets applicable to capital shares
         outstanding                                 $7,802       $25,823       $28,761       $24,706         $26,311
                                                     ======       =======       =======       =======         =======
  Capital shares outstanding, unlimited number
   of shares authorized, no par value                 7,802         2,282         2,282         2,226           2,200
                                                     ======       =======       =======       =======         =======
  Net asset value, redemption price,
   and offering price per share                      $ 1.00       $ 11.32       $ 12.60       $ 11.10         $ 11.96
                                                     ======       =======       =======       =======         =======

See accompanying "Notes to Financial Statements" on page B-51.

----------------------------
B-48    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
          (In Thousands)                        Period Ending December 31, 1995*
--------------------------------------------------------------------------------

                                                   USAA Life                   USAA Life     USAA Life       USAA Life
                                                    VA Money     USAA Life     VA Growth     VA World      VA Diversified
                                                     Market      VA Income     and Income      Growth          Assets
                                                      Fund         Fund           Fund         Fund             Fund
                                                  ------------  ------------  ------------  ------------   --------------
NET INVESTMENT INCOME:
    Income (net of foreign taxes withheld of $0,
     $0, $0, $30, and $0, respectively):
        Dividends                                    $    -       $   215       $   659       $   331         $   522
        Interest                                        263         1,449            72           129             674
                                                     ------       -------       -------       -------         -------
            Total income                                263         1,664           731           460           1,196
                                                     ------       -------       -------       -------         -------
    Expenses:
        Management fees                                   9            45            46            42              45
        Administrative fees                              36            36            36            36              36
        Custodian's fees                                 37            44            50            85              45
        Trustees' fees                                    3             3             3             3               3
        Audit fees                                        6             6             6             6               6
        Legal fees                                       10            10            10             9               9
        Other                                             1             1             1             1               1
                                                     ------       -------       -------       -------         -------
            Total expenses before reimbursement         102           145           152           182             145

        Expenses reimbursed                             (86)          (66)          (71)          (46)            (66)
                                                     ------       -------       -------       -------         -------
             Total expenses after reimbursement          16            79            81           136              79
                                                     ------       -------       -------       -------         -------
                 Net investment income                  247         1,585           650           324           1,117
                                                     ------       -------       -------       -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY:
    Net realized gain (loss) on investments:
        Investments                                       -           642           598         1,447             277
        Foreign currency transactions                     -             -             -            (4)              -
    Change in net unrealized appreciation on
     investments                                          -         2,616         5,120         2,232           3,955
                                                     ------       -------       -------       -------         -------
                 Net realized and unrealized gain         -         3,258         5,718         3,675           4,232
                                                     ------       -------       -------       -------         -------
Increase in net assets resulting from operations     $  247       $ 4,843       $ 6,368       $ 3,999         $ 5,349
                                                     ======       =======       =======       =======         =======

*Funds commenced operations on January 5, 1995.

See accompanying "Notes to Financial Statements" on page B-51.
----------------------------
1995    ANNUAL REPORT   B-49

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
        (In Thousands)                 Period Ending December 31, 1995*
--------------------------------------------------------------------------------

                                                     USAA Life                  USAA Life     USAA Life       USAA Life
                                                     VA Money     USAA Life     VA Growth     VA World      VA Diversified
                                                      Market      VA Income     and Income      Growth          Assets
                                                       Fund          Fund          Fund          Fund            Fund
                                                   ------------  ------------  ------------  ------------   --------------
From operations:
        Net investment income                          $    247       $ 1,585       $   650       $   324          $ 1,117
        Net realized gain on investments                      -           642           598         1,447              277
        Net realized loss on foreign currency
         transactions                                         -             -             -            (4)               -
        Change in net unrealized appreciation on
         investments                                          -         2,616         5,120         2,232            3,995
                                                       --------       -------       -------       -------          -------
Increase in net assets resulting from operations            247         4,843         6,368         3,999            5,349
                                                       --------       -------       -------       -------          -------
Distributions to shareholders from:
        Net investment income                              (247)       (1,585)         (650)         (320)          (1,117)
                                                       --------       -------       -------       -------          -------
        Net realized gains                                    -          (642)         (598)       (1,447)            (285)
                                                       --------       -------       -------       -------          -------
From capital share transactions:
        Shares sold                                      22,742        21,078        22,675        20,852           21,130
        Shares issued for dividends reinvested              247         2,227         1,248         1,768            1,402
        Shares redeemed                                 (15,187)          (98)         (282)         (146)            (168)
                                                       --------       -------       -------       -------          -------
            Increase in net assets from capital
             share transactions                           7,802        23,207        23,641        22,474           22,364
                                                       --------       -------       -------       -------          -------
Net increase in net assets                                7,802        25,823        28,761        24,706           26,311

Net assets:
        Beginning of period                                   -             -             -             -                -
                                                       --------       -------       -------       -------          -------
End of period                                          $  7,802       $25,823       $28,761       $24,706          $26,311
                                                       ========       =======       =======       =======          =======
Change in shares outstanding:
        Shares sold                                      22,742         2,093         2,205         2,079            2,097
        Shares issued for dividends reinvested              247           197            99           159              117
        Shares redeemed                                 (15,187)           (8)          (22)          (12)             (14)
                                                       --------       -------       -------       -------          -------

            Increase in shares outstanding                7,802         2,282         2,282         2,226            2,200
                                                       ========       =======       =======       =======          =======



*Funds commenced operations on January 5, 1995.

See accompanying "Notes to Financial Statements"  on page B-51.

-------------------------
B-50  ANNUAL REPORT  1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
              (In Thousands)                    December 31, 1995
--------------------------------------------------------------------------------

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, is a diversified, open-end management investment company organized as a Delaware business trust consisting of five separate funds. The funds commenced operations January 5, 1995 with an intial investment from USAA Life Insurance Company (USAA Life). USAA Life is a wholly owned subsidiary of United Services Automobile Association (USAA).

The investment objective of USAA Life Variable Annuity Money Market Fund (USAA Life VA Money Market Fund) is to seek the highest level of current income consistent with preservation of capital and maintenance of liquidity. The investment objective of USAA Life Variable Annuity Income Fund (USAA Life VA Income Fund) is to seek maximum current income without undue risk to principal. The investment objective of USAA Life Variable Annuity Growth and Income Fund (USAA Life VA Growth and Income Fund) is to seek capital growth and current income. The investment objective of USAA Life Variable Annuity World Growth Fund (USAA Life VA World Growth Fund) is to seek long-term capital appreciation. The investment objective of USAA Life Variable Annuity Diversified Assets Fund (USAA Life VA Diversified Assets Fund) is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.

Shares of the Trust currently are offered only to the Separate Account of USAA Life Insurance Company (the Separate Account) to serve as the funding medium for certain variable annuity contracts offered by USAA Life to members and families of USAA members as well as the general public.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of results of operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION

The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

[1] Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

[2] Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

[3] Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 of the Securities and Exchange Commission, all securities in the USAA Life VA Money Market Fund are stated at amortized cost which approximates market value.

[4] Other debt and government securities are valued each business day by a pricing service (the Service) approved by the funds' Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securitie's market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

[5] Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. FEDERAL TAXES

The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholder, the Separate Account. Therefore, no federal income or excise tax provision is required.

C.  INVESTMENTS IN SECURITIES

As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term and long-term securities are amortized over the life of the respective securities.

                                                       -------------------------
                                                       1995  ANNUAL REPORT  B-51

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
        (In Thousands) (continued)                   December 31, 1995
--------------------------------------------------------------------------------

D. FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

The assets of the USAA Life VA World Growth Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

[1] Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars.
[2] Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the Statement of Assets and Liabilities as such amounts are treated as ordinary income for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

[2] DISTRIBUTIONS

USAA LIFE VA MONEY MARKET FUND:

Net investment income is accrued daily as dividends and distributed to the Separate Account monthly. All net investment income available for distribution had been distributed at December 31, 1995. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year to the Separate Account.

USAA LIFE VA INCOME FUND,
USAA LIFE VA GROWTH AND INCOME FUND,
USAA LIFE VA WORLD GROWTH FUND, AND
USAA LIFE VA DIVERSIFIED ASSETS FUND:

Distributions of net investment income and realized gains from security transactions not offset by capital losses were made to the Separate Account in December 1995.


-------------------------
B-52  ANNUAL REPORT  1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     (In Thousands) (continued)                        December 31, 1995
--------------------------------------------------------------------------------

3) INVESTMENT TRANSACTIONS

Purchases and sales/maturities of securities, excluding short-term securities, for the period from January 5, 1995 to December 31, 1995 were as follows:

                                 USAA Life VA           USAA Life VA
                                 Income Fund            Growth and Income Fund
                                 ---------------        ------------------------
Purchases                        $    31,629            $    26,257
Sales/Maturities                 $    11,472            $     3,820

                                 USAA Life VA           USAA Life VA
                                 World Growth Fund      Diversified Assets Fund
                                 ---------------        ------------------------
Purchases                        $    34,830            $    33,233
Sales/Maturities                 $    14,506            $    11,769

Purchases and sales/maturities of securities for the period from January 5, 1995 to December 31, 1995 for the USAA Life VA Money Market Fund were $40,498 and $32,889, respectively. Gross unrealized appreciation and depreciation of investments as of December 31, 1995 were as follows:

                                 USAA Life VA           USAA Life VA
                                 Income Fund            Growth and Income Fund
                                 -----------------      ------------------------
UNREALIZED:
   Appreciation                  $    2,616             $    5,507
   Depreciation                  $        -             $      387

                                 USAA Life VA           USAA Life VA
                                 World Growth Fund      Diversified Assets Fund
                                 -----------------      ------------------------
UNREALIZED:
   Appreciation                  $    3,180             $     4,321
   Depreciation                  $      948             $       366

4) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life VA World Growth Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund foregoing the opportunity for potential profit.

At December 31, 1995, the terms of open foreign currency contracts in the USAA Life VA World Growth Fund were as follows:

                                  U.S. Dollar                        U.S. Dollar
                                    Value                               Value
Exchange      Currency to be        as of           Currency to be      as of
  Date          Delivered          12/31/95            Received        12/31/95
  ----          ---------          --------            --------        --------
01-03-96   425 Philippine Peso    $    16        16 U.S. Dollar        $    16
01-03-96   121 U.S. Dollar            121       165 Canadian Dollar        121
                                  ---------                            --------
                                  $   137                              $   137
                                  =========                            ========

                                                         -----------------------
                                                         1995 ANNUAL REPORT B-53

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
       In Thousands (continued)                        December 31, 1995
--------------------------------------------------------------------------------

5) TRANSACTIONS WITH AFFILIATES

A.  MANAGEMENT FEES

The investment policy of the funds and the management of the funds' portfolios are carried out by USAA Investment Management Company (USAA IMCO). USAA IMCO is indirectly wholly-owned by USAA. The funds' management fees are computed at an annualized rate of .20% of the monthly average net assets of each fund of the Trust for each calendar month. USAA Life, out of its general account, has agreed to reimburse USAA IMCO for the expenses it incurs in rendering services to the Trust, but only to the extent these expenses exceed the amount of the above management fees.

B.  ADMINISTRATIVE FEES

As outlined in the Underwriting and Administrative Services Agreement by and between USAA Life, USAA Life Investment Trust and USAA IMCO, USAA Life provides certain management, administrative, legal, clerical, accounting and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide services.

C.  EXPENSES REIMBURSED

USAA Life, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed
 .65% of the monthly average net assets of the USAA Life VA World Growth Fund and .35% of the monthly average net assets of each other fund. Expenses include management fees discussed above.

D.  UNDERWRITING AND DISTRIBUTION AGREEMENT

The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the funds' shares on a continuing best efforts basis. This agreement provides that USAA IMCO will receive no fee or other remuneration for such services.

E.  BROKERAGE SERVICES

USAA Brokerage Services, a discount brokerage service of USAA IMCO, may execute portfolio transactions for the funds. The total amount of brokerage commissions paid to USAA Brokerage Services during the year ended December 31, 1995, was $5, $4, $2, and $4 for the USAA Life VA Income, USAA Life VA Growth and Income, USAA Life VA World Growth, and USAA Life VA Diversified Assets Funds, respectively.

F.  SHARE OWNERSHIP

At December 31, 1995, USAA Life, for the Separate Account, owned 2,100 shares (26.9%) of the USAA Life VA Money Market Fund, 2,189 shares (95.9%) of the USAA Life VA Income Fund, 2,078 shares (91.1%) of the USAA Life VA Growth and Income Fund, 2,053 shares (92.2%) of the USAA Life VA World Growth Fund, and 2,112 shares (96.0%) of the USAA Life VA Diversified Assets Fund.

----------------------------
B-54    ANNUAL REPORT   1995

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
       (In Thousands) (continued)                       December 31, 1995
--------------------------------------------------------------------------------

6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding January 5, 1995 to December 31, 1995 is as follows:

                                             USAA Life                        USAA Life        USAA Life          USAA Life
                                             VA Money        USAA Life        VA Growth        VA World        VA Diversified
                                              Market         VA Income       and Income         Growth             Assets
                                               Fund            Fund             Fund             Fund               Fund
                                             ---------       ---------       ----------        ---------       --------------
Net asset value at beginning of period       $  1.00         $  10.00        $  10.00          $  10.00           $   10.00
Net investment income                           0.06 (a)         0.78 (a)        0.34 (a)          0.17 (a)            0.55 (a)
Net realized and unrealized gain                   -             1.61            2.83              1.79                2.08
Distributions from net investment income       (0.06)           (0.76)          (0.30)            (0.16)              (0.53)
Distributions of realized capital gains            -            (0.31)          (0.27)            (0.70)              (0.14)
                                             -------         --------         -------           -------           ---------
Net asset value at end of period             $  1.00         $  11.32         $ 12.60           $ 11.10           $   11.96
                                             =======         ========         =======           =======           =========

Total return                                    5.69% (b)       23.88% (b)      31.72% (b)        19.55% (b)          26.33% (b)

Net assets at end of period (000)            $ 7,802         $ 25,823         $28,761           $24,705           $  26,311

Ratio of expenses to average net assets         0.35% (c,d)      0.35% (c,d)     0.35% (c,d)       0.65% (c,d)         0.35% (c,d)
Ratio of net investment income to
 average net assets                             5.55% (c,d)      7.07% (c,d)     2.82% (c,d)       1.55% (c,d)         4.93% (c,d)
Portfolio turnover                                 -            55.08%          17.73%            78.86%              58.87%
Average commission rate per share                  -         $  0.040         $ 0.049           $ 0.007           $   0.048

(a) Calculated using weighted average shares.

(b) The total return of a fund refers to the percentage change in value of a hypothetical investment, including the deduction of a proportional share of fund expenses, and assumes all income and capital gains distributions are reinvested. Total returns for the period do not reflect expenses that apply at the separate account level including risk and expense charges. These expenses would reduce the total return for the period shown.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(d) The information contained in this table is based on actual expenses for the period, after giving effect to reimbursements of expenses by USAA Life. Absent such reimbursements, the funds' ratios would have been:

Ratio of expenses to average net assets         2.29% (c)        0.65% (c)       0.66% (c)         0.87% (c)           0.64% (c)
Ratio of net investment income to
 average net assets                             3.61% (c)        6.77% (c)       2.51% (c)         1.33% (c)           4.64% (c)

                                                  ----------------------------
                                                  1995    ANNUAL REPORT   B-55
                      this page left blank intentionally

--------------------------------------------------------------------------------
                          USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                     To discuss your investment strategy,
               the Variable Annuity's features or performance,
                   call an Account Representative toll free
                    Monday - Friday 7:15 a.m. to 8:00 p.m.

                                1-800-531-2923
                           (456-9035 in San Antonio)

                     ------------------------------------

               If you wish to discuss your particular contract, transfer money from one fund account to another or select a payout option call a Service Representative, toll free,
                       Monday - Friday 8 a.m. to 5 p.m.

                                1-800-531-4265

                     ------------------------------------

                       For variable annuity unit values
                         call our recorded QUOTELINE,
                         24-hours a day, 7 days a week

                                1-800-531-8233
                           (498-6860 in San Antonio)

================================================================================


                              [ARTWORK GOES HERE]

                          USAA Life Insurance Company
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

                (C)Copyright, 1996, USAA.  All rights Reserved.